1998 SEMIANNUAL REPORT


IDS
High Yield
Tax-Exempt
Fund

(icon of) shield with basket of apples enclosed

The goal of IDSHigh Yield
Tax-Exempt Fund, Inc. is to
provide high yield generally
exempt from federal income taxes.


      American Express Financial Advisors

      Distributed by American Express Financial Advisors Inc.

(icon of) shield with basket of apples enclosed

More yield,
less taxes

Most of the time, making money means paying taxes. But investors still can enjoy income that generally is free from federal taxes by taking advantage of tax-exempt bonds. High Yield Tax-Exempt Fund strives to provide the maximum amount of tax-free income by focusing on municipal bonds that pay above-average interest. However, certain income may be subject to state or local or the alternative minimum tax. To reduce the investment risk, the Fund holds a large, widely diversified portfolio of bonds providing protection to shareholders seeking to avoid the impact of default by an individual bond. The result may be a superior after-tax return for investors in higher tax brackets.

Contents

From the chairman                            3
From the portfolio manager                   3
The Portfolio's ten largest holdings         5
Financial statements (Fund)                  6
Notes to financial statements (Fund)         9
Financial statements (Portfolio)            19
Notes to financial statements (Portfolio)   22
Investments in securities                   28
Board members and officers                  67
IDS mutual funds                            68

 To our shareholders


      From the chairman

      If you're an experienced investor, you know that the past few years have been unusually strong in many financial markets. Perhaps just as important, history shows that bull markets don't last forever. Though they're often unpredictable, declines -- whether they're brief or long-lasting, moderate or substantial -- are always a possibility. We saw evidence of that last October, when declines in certain Asian markets spawned a sharp drop in several financial markets worldwide, including the U.S.

      That fact reinforces the need for investors to review periodically their long-term goals and examine whether their investment program remains on track to achieving them. Your quarterly investment statements are one part of that monitoring process. The other is a meeting with your American Express financial advisor. That becomes even more important if there's a major change in your financial situation or in the financial markets.




      William R. Pearce
     (picture of) William R. Pearce
      William R. Pearce
      Chairman of the board

      From the portfolio manager

      A largely favorable environment for municipal bonds prevailed during the past six months, enabling IDS High Yield Tax-Exempt Fund to enjoy a productive period. For the first half of the fiscal year -- December 1997 through May 1998 period -- the Fund's Class A shares generated a total return, which includes net asset value change and dividends, of 3.5%. Consistent with the Fund's investment objective, dividend payments to shareholders made up the greatest portion of the return.

      The driving force in the bond market early in the period was the financial turmoil that hit Asia last October. Investors quickly concluded that it would ultimately result in slower economic growth in the United States and, thus, a continuance of the low rate of inflation. That potential scenario sent long-term interest rates lower through early January, enhancing bond values in the process. (Falling rates boost bond prices, while rising rates depress them.)

      The ensuing months, however, proved to be somewhat less productive, as investors weighed the possibility that the economy might shrug off the Asian impact and cruise along at a pace that would lead to a pickup in inflation. In response, long-term interest rates bobbed up and down in a narrow range, providing neither sustained help nor harm to bond prices.

      Surging supply

      As for the municipal market in particular, it was flooded with a huge supply of bonds, as issuers readily took advantage of an environment that allowed them to issue securities paying historically low interest rates. The heavy supply helped limit any increase in bond prices.

      The low interest-rate environment also meant a slight decline in the Fund's dividend, which has been the trend in recent years. Although the Fund does invest in below-investment-grade municipal bonds (about 20% of assets during the six months) to enhance its dividend payout, I haven't lowered the Fund's credit-quality standards to counter the declining-rate pattern. My reasoning is that a modest increase in the Fund's dividend wouldn't justify the increased risk inherent in adding more lower-grade bonds.

      The only change to the portfolio worth noting was a moderate lengthening of its duration early in the period. (Duration determines how sensitive the Fund's net asset value is to interest-rate fluctuations. A longer duration increases the sensitivity.) That strategy paid off when rates came down over the winter.

      My near-term outlook for the bond market remains positive, as I expect the Asian effect to restrain the economy and inflation here at home over the summer. Later in the year, though, I think the economy could strengthen, putting some upward pressure on inflation and, consequently, interest rates.




      Kurt Larson
     (picture of) Kurt Larson
      Kurt Larson
      Portfolio manager

      To our shareholders


Class A
 6-month performance

(All figures per share)

Net asset value (NAV)

May 31, 1998         $4.67

Nov. 30, 1997        $4.64

Increase             $0.03


Distributions
Dec. 1, 1997 - May 31, 1998


From income          $0.13

From capital gains   $  --

Total distributions  $0.13

Total return*         +3.5%**

Class B
 6-month performance

(All figures per share)

Net asset value (NAV)

May 31, 1998         $4.67

Nov. 30, 1997        $4.64

Increase             $0.03


Distributions
Dec. 1, 1997 - May 31, 1998


From income          $0.11

From capital gains   $  --

Total distributions  $0.11

Total return*         +3.2%**

Class Y
 6-month performance

(All figures per share)

Net asset value (NAV)

May 31, 1998         $4.67

Nov. 30, 1997        $4.64

Increase             $0.03


Distributions
Dec. 1, 1997 - May 31, 1998


From income          $0.13

From capital gains   $  --

Total distributions  $0.13

Total return*         +3.6%**



      *The prospectus discusses the effect of sales charges, if any, on the various classes.

      **The total return is a hypothetical investment in the Fund with all distributions reinvested.

 The Portfolio's ten largest holdings


                                              Percent              Value
                           (of Portfolio's net assets)    (as of May 31, 1998)

       New York City Municipal Water Financial Authority
       Water & Sewer System Revenue Bonds Series A
       6.25% 2021                            .97%             $58,523,640

       Eastern North Carolina Municipal Power Agency
       Power System Refunding Revenue Bonds Series 1991A
       5.75% 2019                             .92              55,367,950

       New Hampshire Industrial Development Authority
       Pollution Control Revenue Bonds
       State Public Service Series 1991B
       7.50% 2021                             .91              54,696,119

       Northern California Power Agency Geothermal  3
       Revenue Bonds
       5.00% 2009                             .82              49,640,460

       Utah Intermountain Power Agency Power Supply
       Refunding Revenue Bonds Series 1996C
       5.70% 2017                             .80              48,360,720

       Monroe County Michigan Pollution Control
       Revenue Bonds Detroit Edison A.M.T.
       7.75% 2019                             .72              43,253,455

       Puerto Rico Electric Power Agency Revenue Bonds
       Series N
       6.00% 2010                             .68              40,705,600

       Washington Public Power Supply System
       Nuclear Project  1 Revenue Bonds Series 1990A
       6.00% 2017                             .67              40,432,333

       Texas Alliance Airport  Authority Special Facility
       Revenue Bonds American Airlines Series 1990 A.M.T.
       7.50% 2029                             .67              40,356,844

       Dormitory Authority New York City University System
       Consolidated 2nd General Resource Revenue Bonds Series 1990C
       6.00% 2016                             .67              40,142,614

      Note: Certain of the Portfolio's investment income may be subject to the Alternative Minimum Tax (A.M.T.). For further detail about these holdings, please refer to the section entitled "Investments in securities" herein.


      The ten holdings listed here make up 7.83% of the Portfolio's net assets



      Financial statements


      Statement of assets and liabilities
      IDS High Yield Tax-Exempt Fund, Inc.
      May 31, 1998



                                  Assets

                                                                                                    (Unaudited)
 Investment in Tax-Free High Yield Portfolio (Note 1)                                           $6,018,029,285
                                                                                                --------------

                                  Liabilities

 Dividends payable to shareholders                                                                   1,555,737
 Accrued distribution fee                                                                                4,695
 Accrued service fee                                                                                    28,811
 Accrued transfer agency fee                                                                             6,561
 Accrued administrative services fee                                                                     4,938
 Other accrued expenses                                                                                 51,496
                                                                                                        ------
 Total liabilities                                                                                   1,652,238
                                                                                                     ---------
 Net assets applicable to outstanding capital stock                                             $6,016,377,047
                                                                                                ==============

                                  Represented by

 Capital stock-- $.01 par value (Note 1)                                                        $   12,876,422
 Additional paid-in capital                                                                      5,514,251,517
 Undistributed net investment income                                                                   938,991
 Accumulated net realized gain (loss) (Note 4)                                                    (115,653,593)
 Unrealized appreciation (depreciation) on investments                                             603,963,710
                                                                                                   -----------
 Total-- representing net assets applicable to outstanding capital stock                        $6,016,377,047
                                                                                                ==============
 Net assets applicable to outstanding shares:             Class A                               $5,779,661,091
                                                          Class B                               $  229,122,341
                                                          Class Y                               $    7,593,615
 Net asset value per share of outstanding capital stock:  Class A shares     1,236,976,475      $         4.67
                                                          Class B shares        49,040,217      $         4.67
                                                          Class Y shares         1,625,509      $         4.67

      See accompanying notes to financial statements.








      Statement of operations
      IDS High Yield Tax-Exempt Fund, Inc.
      Six months ended May 31, 1998



                                  Investment income

                                                                                                    (Unaudited)
 Income:
 Interest                                                                                         $188,273,801
                                                                                                  ------------
 Expenses (Note 2):
 Expenses allocated from Tax-Free High Yield Portfolio                                              13,272,921
 Distribution fee-- Class B                                                                            785,052
 Transfer agency fee                                                                                 1,206,409
 Incremental transfer agency fee-- Class B                                                               4,202
 Service fee
      Class A                                                                                        4,963,118
      Class B                                                                                          181,955
      Class Y                                                                                            1,977
 Administrative services fees and expenses                                                             910,200
 Compensation of board members                                                                           8,019
 Postage                                                                                               122,114
 Registration fees                                                                                      49,362
 Reports to shareholders                                                                                 7,857
 Audit fees                                                                                              5,750
 Other                                                                                                   7,105
                                                                                                         -----
 Total expenses                                                                                     21,526,041
      Earnings credits on cash balances (Note 2)                                                      (381,519)
                                                                                                      --------
 Total net expenses                                                                                 21,144,522
                                                                                                    ----------
 Investment income (loss) -- net                                                                   167,129,279
                                                                                                   -----------

                                  Realized and unrealized gain (loss) -- net

 Net realized gain (loss) on:
      Security transactions                                                                          3,865,909
      Financial futures contracts                                                                   (9,698,272)
                                                                                                    ----------
 Net realized gain (loss) on investments                                                            (5,832,363)
 Net change in unrealized appreciation (depreciation) on investments                                46,932,289
                                                                                                    ----------
 Net gain (loss) on investments                                                                     41,099,926
                                                                                                    ----------
 Net increase (decrease) in net assets resulting from operations                                  $208,229,205
                                                                                                  ============


      See accompanying notes to financial statements.








      Financial statements


      Statements of changes in net assets
      IDS High Yield Tax-Exempt Fund, Inc.



                                  Operations and distributions

                                                                            May 31, 1998         Nov. 30, 1997
                                                                        Six months ended            Year ended
                                   (Unaudited)
 Investment income (loss)-- net                                           $  167,129,279        $  346,040,291
 Net realized gain (loss) on investments                                      (5,832,363)          (34,199,942)
 Net change in unrealized appreciation (depreciation) on investments          46,932,289           137,305,411
                                                                              ----------           -----------
 Net increase (decrease) in net assets resulting from operations             208,229,205           449,145,760
                                                                             -----------           -----------
 Distributions to shareholders from:
      Net investment income
            Class A                                                         (161,465,236)         (337,662,833)
            Class B                                                           (5,100,714)           (8,167,910)
            Class Y                                                             (112,749)             (311,325)
                                                                                --------              --------
 Total distributions                                                        (166,678,699)         (346,142,068)
                                                                            ------------          ------------

                                  Capital share transactions (Note 3)

 Proceeds from sales
      Class A shares (Note 2)                                                898,232,626         1,249,451,657
      Class B shares                                                          49,205,695            72,253,356
      Class Y shares                                                           7,950,043            29,199,158
 Reinvestment of distributions at net asset value
      Class A shares                                                         111,067,593           231,303,569
      Class B shares                                                           4,103,666             6,572,876
      Class Y shares                                                                 354                   687
 Payments for redemptions
      Class A shares                                                      (1,055,065,571)       (1,795,576,283)
      Class B shares (Note 2)                                                (15,948,972)          (30,024,379)
      Class Y shares                                                          (9,147,566)          (41,363,058)
                                                                              ----------           -----------
 Increase (decrease) in net assets from capital share transactions            (9,602,132)         (278,182,417)
                                                                              ----------          ------------
 Total increase (decrease) in net assets                                      31,948,374          (175,178,725)
 Net assets at beginning of period                                         5,984,428,673         6,159,607,398
                                                                           -------------         -------------
 Net assets at end of period                                              $6,016,377,047        $5,984,428,673
                                                                          ==============        ==============
 Undistributed net investment income                                      $      938,991        $      488,411
                                                                          --------------        --------------


      See accompanying notes to financial statements.


      Notes to financial statements


      IDS High Yield Tax-Exempt Fund, Inc.
      (Unaudited as to May 31, 1998)


  1

Summary of
significant
accounting policies



      The Fund is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. The Fund has 10 billion authorized shares of capital stock. The Fund offers Class A, Class B and Class Y shares. Class A shares are sold with a front-end sales charge. Class B shares may be subject to a contingent deferred sales charge and such shares automatically convert to Class A shares during the ninth calendar year of ownership. Class Y shares have no sales charge and are offered only to qualifying institutional investors.

      All classes of shares have identical voting, dividend, liquidation and other rights, and the same terms and conditions, except that the level of distribution fee, transfer agency fee and service fee (class specific expenses) differs among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

      Investment in Tax-Free High Yield Portfolio

      Effective May 13, 1996, the Fund began investing all of its assets in the Tax-Free High Yield Portfolio (the Portfolio), a series of Tax-Free Income Trust, an open-end investment company that has the same objectives as the Fund. This was accomplished by transferring the Fund's assets to the Portfolio in return for a proportionate ownership interest in the Portfolio. Tax-Free High Yield Portfolio invests primarily in medium- and lower-quality bonds and notes issued by or on behalf of state and local governmental units whose interest generally is exempt from federal income tax. The Portfolio also may invest in derivative instruments and money market instruments.

      The Fund records daily its share of the Portfolio's income, expenses and realized and unrealized gains and losses. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

      The Fund records its investment in the Portfolio at the value that is equal to the Fund's proportionate ownership interest in the net assets of the Portfolio. The percentage of the Portfolio owned by the Fund at May 31, 1998 was 99.99%. Valuation of securities held by the Portfolio is discussed in Note 1 of the Portfolio's "Notes to financial statements," which are included elsewhere in this report.

      Use of estimates

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

      Federal taxes

      Since the Fund's policy is to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to the shareholders, no provision for income or excise taxes is required.

      Net investment income (loss) and net realized gains (losses) allocated from the Portfolio may differ for financial statement and tax purposes primarily because of the deferral of losses on certain futures contracts and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

      Dividends to shareholders

      Dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.



  2

Expenses and
sales charges



      In addition to the expenses allocated from the Portfolio, the Fund accrues its own expenses as follows:

      Effective March 20, 1995, the Fund entered into an agreement with American Express Financial Corporation (AEFC) for providing administrative services. Under its Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.04% to 0.02% annually. Additional administrative service expenses paid by the Fund are office expenses, consultants' fees and compensation of officers and employees. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees, organizational expenses and any other expenses properly payable by the Fund and approved by the board.

      Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. The Fund pays AECSC an annual fee per shareholder account for this service as follows:

    o Class A $15.50

    o Class B $16.50

    o Class Y $15.50

      Also effective March 20, 1995, the Fund entered into agreements with American Express Financial Advisors Inc. for distribution and shareholder servicing-related services. Under a Plan and Agreement of Distribution, the Fund pays a distribution fee at an annual rate of 0.75% of the Fund's average daily net assets attributable to Class B shares for distribution-related services.

      Under a Shareholder Service Agreement, the Fund pays a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.175% of the Fund's average daily net assets attributable to Class A and Class B shares and 0.10% of the Fund's average daily net assets attributable to Class Y shares.

      Sales charges received by American Express Financial Advisors Inc. for distributing Fund shares were $5,237,520 for Class A and $155,937 for Class B for the six months ended May 31, 1998.

      During the six months ended May 31, 1998, the Fund's transfer agency fees were reduced by $381,519 as a result of earnings credits from overnight cash balances.



  3

Capital share
transactions


      Transactions in shares of capital stock for the periods indicated are as follows:

                                       Six months ended May 31, 1998

                                  Class A        Class B           Class Y

      Sold                    192,490,430      10,534,615        1,717,595

      Issued for reinvested    23,803,891         879,689               76
        distributions

      Redeemed               (225,778,245)     (3,414,099)      (1,953,064)

      Net increase (decrease)  (9,483,924)      8,000,205         (235,393)


                                        Year ended Nov. 30, 1997

                                  Class A        Class B           Class Y

      Sold                    273,106,758      15,867,346        6,431,214

      Issued for reinvested    50,812,160       1,442,620              151
        distributions

      Redeemed               (393,208,181)     (6,596,087)      (9,080,510)

      Net increase (decrease) (69,289,263)     10,713,879       (2,649,145)




  4

Capital loss
carryover


      For federal income tax purposes, the Fund has a capital loss carryover of $47,336,011 at Nov. 30, 1997, that will expire in 2002 through 2005 if not offset by subsequent capital gains. It is unlikely the board will authorize a distribution of any net realized capital gains until the available capital loss carryover has been offset or expires.




5

Financial
highlights


      The  tables  below  show  certain  important  financial   information  for
      evaluating the Fund's results.


                              Fiscal period ended Nov. 30,

                              Per share income and capital changes(a)

                                                                    Class A

                                 1998(c)    1997    1996   1995    1994    1993   1992    1991(b)  1990    1989   1988

Net asset value,                   $4.64   $4.56   $4.66  $4.18   $4.76   $4.65  $4.55     $4.44  $4.57   $4.42  $4.34
beginning of period

                              Income from investment operations:
Net investment income                .13     .27     .27    .28     .30     .30    .31       .30    .34     .34    .34
(loss)

Net gains (losses)                   .03     .08    (.10)   .48    (.56)    .13    .12       .11   (.12)    .15    .08
(both realized
and unrealized)

Total from investment                .16     .35     .17    .76    (.26)    .43    .43       .41    .22     .49    .42
operations

                              Less distributions:
Dividends from net                  (.13)   (.27)   (.27)  (.28)   (.30)   (.30)  (.32)     (.30)  (.34)   (.34)  (.34)
investment income

Distributions from                    --      --      --     --    (.02)   (.02)  (.01)       --   (.01)     --     --
realized gains

Total distributions                 (.13)   (.27)   (.27)  (.28)   (.32)   (.32)  (.33)     (.30)  (.35)   (.34)  (.34)

Net asset value,                   $4.67   $4.64   $4.56  $4.66   $4.18   $4.76  $4.65     $4.55  $4.44   $4.57  $4.42
end of period

                              Ratios/supplemental data

                                                                    Class A

                                 1998(c)    1997    1996   1995    1994    1993   1992    1991(b)  1990    1989   1988

Net assets, end of               $5,780   $5,785  $6,001 $6,316  $5,769  $6,733 $6,036    $5,291 $4,750  $4,594  $4,070
period (in millions)

Ratio of expenses to              .70%e     .70%    .70%   .68%    .59%    .61%   .62%     .60%e   .60%    .60%    .59%
average daily net assetsd

Ratio of net income (loss)       5.64%e    5.85%   6.02%  6.31%   6.50%   6.32%  6.86%    7.26%e  7.62%   7.50%   7.66%
to average daily net assets

Portfolio turnover rate             10%       4%      9%    14%     17%     10%    12%       10%    22%      7%     13%
(excluding short-term
securities)

Total returnf                      3.5%     7.9%    4.0%  18.6%   (5.8%)   9.6%   9.7%    10.1%e   5.5%   11.7%   11.2%


a For a share outstanding throughout the period. Rounded to the nearest cent.
b The Fund's fiscal year-ended was changed from Dec. 31 to Nov. 30, effective
  1991.
c Six months ended May 31, 1998 (Unaudited).
d Effective fiscal year 1996, expense ratio is based on total expenses of the
  Fund before reduction of earnings credits on cash balances.
e Adjusted to an annual basis.
f Total return does not reflect payment of a sales charge.





      Fiscal period ended Nov. 30,

      Per share income and capital changes(a)

                                          Class B                            Class Y

                                 1998(c)    1997    1996   1995(b)           1998(c)  1997    1996   1995(b)

Net asset value,                  $4.64    $4.56   $4.66    $4.46             $4.64  $4.56   $4.66    $4.46
beginning of period

                              Income from investment operations:

Net investment income               .11      .23     .24      .19               .13    .27     .28      .22
(loss)

Net gains (losses) (both            .03      .08    (.10)     .20               .03    .08    (.10)     .20
realized and unrealized)

Total from investment               .14      .31     .14      .39               .16    .35     .18      .42
operations

                              Less distributions:

Dividends from net                 (.11)    (.23)   (.24)    (.19)             (.13)  (.27)   (.28)    (.22)
investment income

Net asset value,                  $4.67    $4.64   $4.56    $4.66             $4.67  $4.64   $4.56    $4.66
end of period

                              Ratios/supplemental data

                                              Class B                                     Class Y

                                 1998(c)    1997    1996   1995(b)           1998(c)  1997    1996   1995(b)

Net assets, end of                 $229     $190    $138      $71                $8     $9     $21      $25
period (in millions)

Ratio of expenses to             1.45%e    1.46%   1.46%   1.48%e             .62%e   .61%    .53%    .54%e
average daily net assetsd

Ratio of net income (loss)       4.89%e    5.06%   5.29%   5.36%e            5.73%e  5.88%   6.15%   6.32%e
to average daily net assets

Portfolio turnover rate             10%       4%      9%      14%               10%     4%      9%      14%
(excluding short-term
securities)

Total returnf                      3.2%     7.1%    3.2%     8.9%              3.6%   8.0%    4.2%     9.5%


a For a share outstanding throughout the period. Rounded to the nearest cent.
b Inception date was March 20, 1995.
c Six months ended May 31, 1998 (Unaudited).
d Effective fiscal year 1996, expense ratio is based on total expenses of the
  Fund before reduction of earnings credits on cash balances.
e Adjusted to an annual basis.
f Total return does not reflect payment of a sales charge.





      Financial statements


      Statement of assets and liabilities
      Tax-Free High Yield Portfolio
      May 31, 1998



                                  Assets

                                                                                                    (Unaudited)
 Investments in securities, at value (Note 1)
      (identified cost $5,317,152,635)                                                          $5,920,410,537
 Accrued interest receivable                                                                       107,821,397
 Receivable for investment securities sold                                                             856,500
                                                                                                       -------
 Total assets                                                                                    6,029,088,434
                                                                                                 -------------

                                  Liabilities

 Disbursements in excess of cash on demand deposit                                                     541,872
 Payable for investment securities purchased                                                         9,625,349
 Accrued investment management services fee                                                             72,493
 Other accrued expenses                                                                                  5,914
                                                                                                         -----
 Total liabilities                                                                                  10,245,628
                                                                                                    ----------
 Net assets                                                                                     $6,018,842,806
                                                                                                ==============


      See accompanying notes to financial statements.






      Financial statements


      Statement of operations
      Tax-Free High Yield Portfolio
      Six months ended May 31, 1998



                                  Investment income

                                                                                                    (Unaudited)
 Income:
 Interest                                                                                         $188,296,000
                                                                                                  ------------
 Expenses (Note 2):
 Investment management services fee                                                                 13,137,760
 Compensation of board members                                                                          13,605
 Custodian fees                                                                                         77,660
 Audit fees                                                                                             17,500
 Other                                                                                                  29,793
                                                                                                        ------
 Total expenses                                                                                     13,276,318
      Earnings credits on cash balances (Note 2)                                                        (1,650)
                                                                                                        ------
 Total net expenses                                                                                 13,274,668
                                                                                                    ----------
 Investment income (loss) -- net                                                                   175,021,332
                                                                                                   -----------

                                  Realized and unrealized gain (loss) -- net

 Net realized gain (loss) on:
      Security transactions (Note 3)                                                                 3,864,218
      Financial futures contracts                                                                   (9,699,531)
                                                                                                    ----------
 Net realized gain (loss) on investments                                                            (5,835,313)
 Net change in unrealized appreciation (depreciation) on investments                                46,940,629
                                                                                                    ----------
 Net gain (loss) on investments                                                                     41,105,316
                                                                                                    ----------
 Net increase (decrease) in net assets resulting from operations                                  $216,126,648
                                                                                                  ============


      See accompanying notes to financial statements.







      Statements of changes in net assets
      Tax-Free High Yield Portfolio



                                  Operations

                                                                            May 31, 1998         Nov. 30, 1997
                                                                        Six months ended            Year ended
                                                                              (Unaudited)
 Investment income (loss)-- net                                             $175,021,332          $361,599,248
 Net realized gain (loss) on investments                                      (5,835,313)          (34,205,753)
 Net change in unrealized appreciation (depreciation) on investments          46,940,629           137,325,053
                                                                              ----------           -----------
 Net increase (decrease) in net assets resulting from operations             216,126,648           464,718,548
 Net contributions (withdrawals) from partners                              (185,683,337)         (640,111,208)
                                                                            ------------          ------------
 Total increase (decrease) in net assets                                      30,443,311          (175,392,660)
 Net assets at beginning of period                                         5,988,399,495         6,163,792,155
                                                                           -------------         -------------
 Net assets at end of period                                              $6,018,842,806        $5,988,399,495
                                                                          ==============        ==============

See accompanying notes to financial statements.


 Notes to financial statements


      Tax-Free High Yield Portfolio
      (Unaudited as to May 31, 1998)


  1

Summary of
significant
accounting policies



      Tax-Free High Yield Portfolio (the Portfolio) is a series of Tax-Free Income Trust (the Trust) and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. Tax-Free High Yield Portfolio invests primarily in medium- and lower-quality bonds and notes issued by or on behalf of state and local governmental units whose interest generally is exempt from federal income tax. The Declaration of Trust permits the Trustees to issue non-transferable interests in the Portfolio.

      Significant accounting policies followed by the Portfolio are summarized below:

      Use of estimates

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

      Valuation of securities

      All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

      Option transactions

      In order to produce incremental earnings, protect gains and facilitate buying and selling of securities for investment purposes, the Portfolio may buy and sell put and call options and write covered call options on portfolio securities and may write cash-secured put options. The risk in writing a call option is that the Portfolio gives up the opportunity of profit if the market price of the security increases. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolio pays a premium whether or not the option is exercised. The Portfolio also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist. The Portfolio may write over-the-counter options where the completion of the obligation is dependent upon the credit standing of the other party.

      Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Portfolio will realize a gain or loss upon expiration or closing of the option transaction. When options on debt securities or futures are exercised, the Portfolio will realize a gain or loss. When other options are exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

      Futures transactions

      In order to gain exposure to or protect itself from changes in the market, the Portfolio may buy and sell financial futures contracts. Risks of entering into futures contracts and related options include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

      Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires.

      Securities purchased on a when-issued basis

      Delivery and payment for securities that have been purchased by the Portfolio on a forward-commitment or when-issued basis can take place one month or more after the transaction date. During this period, such securities are subject to market fluctuations and they may affect the Portfolio's net assets the same as owned securities. The Portfolio designates cash or liquid high-grade short-term debt securities at least equal to the amount of its commitment. As of May 31, 1998, the Portfolio had entered into outstanding when-issued or forward-commitments of $9,625,349.

      Federal taxes

      For federal income tax purposes the Portfolio qualifies as a partnership and each investor in the Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Accordingly, as a "pass-through" entity, the Portfolio does not pay any income dividends or capital gain distributions.

      Other

      Security transactions are accounted for on the date securities are purchased or sold. Interest income, including level-yield amortization of premium and discount, is accrued daily.



  2

Fees and
expenses



      The Trust, on behalf of the Portfolio, has entered into an Investment Management Services Agreement with AEFC for managing its portfolio. Under this agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Portfolio's average daily net assets in reducing percentages from 0.49% to 0.36% annually.

      Under the agreement, the Trust also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees, audit and certain legal fees, fidelity bond premiums, registration fees for units, office expenses, consultants' fees, compensation of trustees, corporate filing fees and any other expenses properly payable by the Trust or Portfolio and approved by the board.

      During the six months ended May 31, 1998, the Portfolio's custodian fees were reduced by $1,650 as a result of earnings credits from overnight cash balances.

      Pursuant to a Placement Agency Agreement, American Express Financial Advisors Inc. acts as placement agent of the units of the Trust.



  3

Securities
transactions


      Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $609,724,412 and $594,989,412, respectively, for the six months ended May 31, 1998. For the same period, the portfolio turnover rate was 10%. Realized gains and losses are determined on an identified cost basis.



  4

Interest rate
futures contracts


      At May 31, 1998, investments in securities included securities valued at $43,472,635 that were pledged as collateral to cover initial margin deposits on 200 open purchase contracts. The market value of the open purchase contracts at May 31, 1998, was $24,812,500 with a net unrealized gain of $751,938. See "Summary of significant accounting policies."



      Investments in securities


      Tax-Free High Yield Portfolio
      May 31, 1998 (Unaudited)



                                                   (Percentages represent
                                                     value of investments
                                                   compared to net assets)


 Municipal bonds (96.0%)
Name of issuer and                                              Coupon            Principal            Value(a)
title of issue (b,c,i)                                            rate              amount

 Alabama (0.3%)
 Baldwin County Eastern Shore Health Care Authority
    Hospital Revenue Bonds Thomas Hospital Series 1991
        04-01-16                                           8.50%                 $4,765,000          $5,394,981
 Camden Industrial Development Board Solid Waste Disposal
    Revenue  Bonds MacMillan Bloedel Series 1991A A.M.T.
        04-01-19                                            7.75                  8,500,000           9,137,415
 Mobile Industrial Development Board Solid Waste
    Refunding Revenue Bonds
    Mobile Energy Services
        01-01-20                                            6.95                 11,250,000           6,975,000
 Total                                                                                               21,507,396


 Alaska (0.2%)
 Industrial Development & Exploration Authority
    Electric Power Revenue Bonds
    Upper Lynn Canal Regional Power
    Series 1997 A.M.T.
        01-01-18                                            5.80                    830,000             832,656
        01-01-32                                           5.875                  1,800,000           1,806,048
 North Slope Borough General Obligation Bonds
    Zero Coupon Series 1994B (CGIC Insured)
        06-30-04                                            7.05                7,000,000(e)          5,342,330
        06-30-05                                            7.15                7,000,000(e)          5,075,070
 Total                                                                                               13,056,104


 Arizona (1.0%)
 Chandler Industrial Development Authority
    Beverly Enterprises Series 1994
        09-01-08                                           7.625                  2,750,000           2,883,787
 Maricopa County Hospital System Revenue Bonds
    Samaritan Health Services Series 1981
        01-01-08                                           12.00                    255,000             402,334
 Maricopa County Industrial Development Authority
    Multi-family Housing Revenue Bonds Series B
        07-01-26                                           7.375                  2,320,000           2,815,714
 Maricopa County Industrial Development Authority
    Senior Living Facilities Revenue Bonds Series 1997A
        04-01-27                                           7.875                 15,000,000          16,379,550
 Maricopa County Pollution Control Refunding
    Revenue Bonds Palo Verde Public Service
        08-15-23                                           6.375                  3,500,000           3,696,980
 Navajo Industrial Development Authority Revenue Bonds
    Stone Container Corporation Series 1997 A.M.T.
        06-01-27                                            7.20                  3,000,000           3,356,490
 Phoenix Civic Improvement Waste Water System
    Lease Refunding Revenue Bonds
        07-01-18                                            5.00                  5,000,000           4,949,750
 Phoenix Industrial Development Authority
    Refunding Revenue Bonds Christian Care Apartments
        01-01-26                                            6.50                  9,525,000          10,223,945
 Pima County Industrial Development Authority
    Multi-family Housing Revenue Bonds
    Las Villas De Kino Apartments Series 1997 A.M.T.
        08-01-29                                            6.90                  7,000,000           7,102,480
 Pima County Industrial Development Authority
    Revenue Bonds LaPosada Park Centre Series 1996A
        05-15-27                                           7.00                   5,750,000           6,135,365
 Scottsdale Industrial Development Authority
    Beverly Enterprises Series 1994
        09-01-08                                           7.625                  3,035,000           3,182,653
 Total                                                                                               61,129,048

 Arkansas (0.1%)
 Pope County Solid Waste  Disposal  Revenue Bonds
    Arkansas Power & Light Series 1991 A.M.T.
        01-01-21                                            8.00                  3,250,000           3,557,060


 California (8.8%)
 ABAG Financial Authority for Nonprofit Corporations
    International Schools Certificate of Participation
    Series 1996
        05-01-26                                           7.375                  8,000,000           8,337,360
 Anaheim Public Financing Authority Lease
    Capital Appreciation Revenue Bonds
    Zero Coupon (FSA Insured)
        09-01-26                                            5.08                4,430,000(e)          1,018,501
        09-01-27                                            5.08               17,860,000(e)          3,895,802
        09-01-28                                            5.08                8,835,000(e)          1,828,403
 Community Development Authority Health Facilities
    Unihealth America Certificate of Participation
    Series 1993 Inverse Floater (AMBAC Insured)
        10-01-11                                            7.16               22,400,000(d)         26,488,000
 East Bay Municipal Utility District Water Revenue Bonds
    Series 1993 Inverse Floater (MBIA Insured)
        06-01-08                                            6.17               15,500,000(d)         16,740,000
 Foothill/Eastern Transportation Corridor Agency
    Toll Road Revenue Bonds Series 1995A
        01-01-35                                            5.00                 41,070,000          38,959,413
 Fresno Health Facility Refunding Revenue Bonds
    Holy Cross Health System (MBIA Insured)
        12-01-13                                           5.625                  3,000,000           3,177,690
 Irwindale Redevelopment Agency Subordinate Lien
    Tax Allocation Bonds
        12-01-26                                            7.05                  5,750,000           6,410,388
 Lake Elsinore Public Financing Authority
    Local Agency Revenue Bonds Series 1997F
        09-01-20                                            7.10                 12,000,000          12,919,440
 Los Angeles County Certificate of Participation
        05-01-15                                            6.71                 20,000,000          21,830,000
 Los Angeles International Airport Regional Airports
    Improvement Corporation Refunding
    Revenue Bonds Delta Airlines
        11-01-25                                            6.35                 13,000,000          14,227,330
 Los Angeles International Airport Regional Airports
    Improvement Corporation Refunding Revenue Bonds
    United Airlines Series 1984
        11-15-21                                            8.80                 11,650,000          12,965,751
 Los Angeles Water & Power Electric Plant
    Refunding Revenue Bonds Series 1992
        02-01-20                                           6.375                 10,000,000          10,818,500
 Millbrae Residential Facility Revenue Bonds
    Magnolia of Millbrae Series 1997A A.M.T.
        09-01-27                                          7.375                   2,500,000           2,584,225
 Modesto Santa Clara Redding Public Power Bonds
    San Juan Series C (AMBAC Insured)
        07-01-21                                            5.50                  4,500,000           4,501,080
 Northern California Power Agency Geothermal  3
    Revenue Bonds
        07-01-09                                            5.00                 49,635,000          49,640,460
 Novato Community Facility District  1 Vintage Oaks
    Public Improvement Special Tax Refunding Bonds
        08-01-21                                            7.25                  5,000,000           5,476,850
 Oceanside Certificate of Participation Refunding Bonds
    Oceanside Civic Center (MBIA Insured)
        08-01-19                                            5.25                  7,000,000           7,004,480
 Orange County Special Tax Community Facilities Bonds
    Aliso Veijo District 88-1 Series 1992A
        08-15-18                                            7.35                  6,000,000           6,862,860
 Pleasanton Joint Powers Financing Authority Reassessment
    Revenue Bonds Series 1993A
        09-02-12                                            6.15                  4,460,000           4,784,420
 Regional Airports  Improvement  Facilities  Sublease Revenue Bonds  Continental
    Airlines Los Angeles International Airport Series 1988 A.M.T.
        08-01-08                                            9.00                  3,900,000           4,005,027
        08-01-17                                            9.00                  8,200,000           8,414,594
 Sacramento Cogeneration Authority Revenue Bonds
    Procter & Gamble Series 1995
        07-01-14                                            6.50                  3,800,000           4,170,918
        07-01-21                                            6.50                  8,000,000           8,740,800
 Sacramento Municipal Utility District Electric
    Refunding Revenue Bonds Series 1993D
    Inverse Floater (FSA Insured)
        11-15-05                                            6.47               15,800,000(d)         17,755,250
        11-15-06                                            6.67               16,400,000(d)         18,429,500
 Sacramento Municipal Utility District Electric
    Refunding Revenue Bonds Series 1993D
    Inverse Floater (MBIA Insured)
        11-15-15                                            7.12               15,000,000(d)         16,162,500
 Sacramento Power Authority Cogeneration
    Revenue Bonds Campbell Soup Series 1995
        07-01-22                                            6.00                 25,000,000          26,312,750
 San Joaquin Hills Orange County Transportation
    Corridor Agency Senior Lien Toll Road Revenue Bonds
        01-01-32                                            6.75                 14,785,000          16,673,488
 San Joaquin Hills Transportation Corridor Agency
    Capital Appreciation Toll Road Refunding Revenue Bonds
    Zero Coupon Series 1997A (MBIA Insured)
        01-15-24                                            5.62                9,000,000(e)          2,375,280
        01-15-25                                            5.03               69,375,000(e)         17,373,581
        01-15-26                                            5.51               30,000,000(e)          7,128,300
        01-15-27                                            5.51                6,670,000(e)          1,503,685
        01-15-28                                            5.05               13,880,000(e)          2,968,654
        01-15-32                                            5.41               27,000,000(e)          4,680,180
        01-15-36                                            5.42               88,415,000(e)         12,405,509

 San Joaquin Hills Transportation Corridor Agency
    Senior Lien Toll Road Revenue Bonds
    Zero Coupon Escrowed to Maturity
        01-01-17                                           5.35                34,860,000(e)         13,570,998
 San Jose Redevelopment Agency Merged Area Tax
    Allocation Bonds Series 1993 Inverse Floater
    (MBIA Insured)
        08-01-14                                            6.96               33,600,000(d)         35,322,000
 Sierra Unified School District Fresno County
    Certificate of Participation Capital Funding
    Refunding Bonds Series 1993
        03-01-18                                           6.125                  6,470,000           6,759,209
 South Tahoe Joint Powers Financing Authority
    Refunding Revenue Bonds South Tahoe Area  1
    Series 1995B
        10-01-28                                            6.00                  9,900,000          10,323,027
 Southern California Public Power Authority
    Power Revenue Bonds Palo Verde
    Series 1993 Inverse Floater (FGIC Insured)
        07-01-17                                            6.62               20,000,000(d)         21,300,000
 Ukiah Unified School District
    Mendocino County Certificate of Participation
    Series 1993
        09-01-10                                            6.00                  5,000,000           5,248,900
 University of California Refunding Revenue Bonds
    Multiple Purpose Project (AMBAC Insured)
        09-01-16                                            5.25                  6,000,000           6,053,520
 Total                                                                                              528,148,623


 Colorado (6.8%)
 Arapahoe County Industrial Development Revenue Bonds
    Dillion Real Estate-Kroger
        04-01-09                                            8.00                  4,000,000           4,547,320
 Arapahoe County Public Highway Authority Capital
    Improvement Trust Fund E-470 Highway
    Revenue Bonds
        08-31-26                                            7.00                 22,000,000          26,226,640
 Aurora Centretech Metropolitan District
    Arapahoe County Series 1987B
        12-01-23                                            6.00                  5,699,785           5,722,983
 Bowles Metropolitan District General Obligation Bonds
    Series 1995
        12-01-15                                            7.75                 16,000,000          16,987,680
 Briargate Public Building Authority
    Landowner Assessment Lien Bonds Series 1985A
        12-15-00                                           10.25                4,209,130(l)          3,577,761
 Castle Rock Ranch Public Facility Improvement
    Revenue Bonds Series 1996
        12-01-17                                            6.25                 10,000,000          11,586,900
 Colorado Health Facility Authority Hospital Improvement
    Refunding Revenue Bonds
    Parkview Episcopal Medical Center Series 1995
        09-01-25                                           6.125                  7,000,000           7,406,980
 Colorado Health Facility Authority Revenue Bonds
    Liberty Heights Zero Coupon Escrowed to Maturity
        07-15-22                                            7.50               81,465,000(e)         22,417,539
 Colorado Springs Hospital Revenue Bonds
    Memorial Hospital Series 1990
        12-15-10                                          7.875                   5,000,000           5,460,650
 Colorado Springs Stetson Hills Public Building Authority
    Landowner Assessment Lien Bonds Series 1988A
        05-15-08                                            9.75                2,869,110(l)             86,073
 Colorado Springs Utilities System
    Pre-refunded Revenue Bonds Series 1991C
        11-15-15                                            6.50                  1,505,000           1,651,707
        11-15-21                                            6.75                 13,335,000          14,741,576
 Colorado Springs Utilities System
    Un-refunded Balance Revenue Bonds Series 1991A
        11-15-15                                            6.50                 24,895,000          27,009,332
        11-15-21                                            6.75                 16,665,000          18,156,518
 Dawson Ridge Metropolitan District
    Refunding Revenue Bonds
    Zero Coupon Series B Escrowed to Maturity
        10-01-22                                            5.21               40,000,000(e)         10,429,600
 Denver City & County Airports Systems Revenue Bonds
    Series 1991A A.M.T.
        11-15-23                                            8.75               10,000,000(h)         11,491,400
 Denver City & County Airports Systems Revenue Bonds
    Series 1991D A.M.T.
        11-15-21                                            7.75                  8,650,000           9,651,411
 Denver City & County Airport Systems Revenue Bonds
    Series 1992A
        11-15-25                                            7.25                 20,975,000          23,937,719
 Denver City & County Airport Systems Revenue Bonds
    Series 1992B A.M.T.
        11-15-23                                            7.25                 20,500,000          22,756,845
 Denver City & County Airport Systems Revenue Bonds
    Series 1994A
        11-15-12                                            7.50                  5,000,000           5,756,700
 Denver City & County Airport Systems Revenue Bonds
    Series 1994A A.M.T.
        11-15-23                                            7.50                 19,340,000          22,343,502
 Denver City & County GVR Metropolitan District
    General Obligation Refunding Bonds Series 1991
        12-01-06                                            8.00                  1,385,000           1,704,603
 Denver City & County GVR Metropolitan District
    General Obligation Refunding Bonds Series 1995B
        12-01-06                                           11.00                    730,000             715,006
 Denver Special Facility Airport Revenue Bonds
    United Air Lines Series A A.M.T.
        10-01-32                                           6.875                 25,400,000          27,577,288
 Denver Urban  Renewal  Authority Tax Increment
    Revenue Bonds  Downtown  Denver Redevelopment
    Adams Mark Hotel Series 1989 A.M.T.
        09-01-15                                            8.00                 16,285,000          18,318,019
        09-01-16                                            8.00                  1,785,000           2,007,839
        09-01-17                                            8.00                  1,930,000           2,170,941
 Denver Urban Renewal Authority Tax Increment
    Revenue Bonds South Broadway Montgomery Ward
    Urban Renewal Series 1992
        05-01-16                                            8.50                 13,730,000          15,358,515
 Denver West Metropolitan District
    General Obligation Bonds Series 1996
        06-01-16                                            6.50                  2,560,000           2,771,763
 Denver West Metropolitan District General Obligation
    Refunding Improvement Bonds Series 1995
        12-01-14                                           7.00                   4,230,000           4,676,984
 Hotchkiss Industrial Development Revenue Bonds
    Dillion Real Estate-Kroger
        09-01-09                                            8.00                  1,500,000           1,708,380
 Housing Finance Authority Single Family Program
    Senior Bonds Series 1991B (FGIC Insured)
        08-01-11                                            7.25                  2,540,000           2,689,479
        02-01-18                                            7.30                  2,300,000           2,432,296
 Lowry Economic Redevelopment Authority
    Revenue Bonds Series 1996
        12-01-10                                            7.50                 19,000,000          20,120,430
 Lowry Economic Redevelopment Authority
    Revenue Bonds Series 1998A
        12-01-10                                            7.00                  3,600,000           3,597,012
 Saddle Rock Metropolitan District Limited Tax
    General Obligation Bonds Series 1997
        12-01-16                                           7.625                  5,590,000           5,892,978
 Superior Metropolitan District  2 Limited Tax
    General Obligation Refunding Bonds
    MDC Holdings Series 1994B
        12-01-98                                            7.50                    945,000             957,115
        12-01-13                                            8.25                  2,580,000           2,884,440
        12-01-13                                            8.50                 12,000,000          13,471,560
 Thornton Industrial Development Revenue Bonds
    Dillion Real Estate-Kroger
        09-01-09                                            8.00                4,500,000(h)          5,115,735
 Westminster Industrial Development Revenue Bonds
    Dillion Real Estate-Kroger
        04-01-09                                            8.00                  3,500,000           3,986,220
 Total                                                                                              410,103,439


 District of Columbia (0.7%)
 General Obligation Refunding Bonds Series 1994A
    (MBIA Insured)
        06-01-10                                            6.00                 27,875,000          30,822,781
        06-01-11                                            6.10                  7,580,000           8,421,380
 Housing Finance Agency Multi-family Mortgage
    Revenue Bonds Temple Courts Section 8
    Series 1985 (FHA Insured)
        02-01-22                                           12.00                  1,310,000           1,542,800
 Total                                                                                               40,786,961


 Florida (4.1%)
 Arbor Greene Community Development District
    Special Assessment Revenue Bonds Series 1996
        05-01-18                                            7.60                  5,000,000           5,401,450
 Charlotte County Development Authority 1st Mortgage
    Refunding Revenue Bonds
    Royal Palm Retirement Centre Series 1991
        03-01-14                                            9.50                  3,945,000           4,289,596
 Crossings at Fleming Island Community Development
    District Special Assessment Bonds Series 1995
        05-01-16                                            8.25                 10,015,000          11,071,382
 Crossings at Fleming Island Community Development
    District Utility Revenue Bonds Series 1994
        10-01-19                                          7.375                  13,535,000          14,334,106
 Department of Transportation Turnpike Revenue Bonds
    Series 1991A (AMBAC Insured)
        07-01-20                                            6.25                 20,000,000          21,294,600
 Gateway Centre Development District Pinellas County
    Special Assessment Revenue Bonds Series 1988
        01-01-09                                           9.125                  1,350,000           1,395,387
 Grand Haven Community Development District
    Special Assessment Bonds Flagler County Series 1997A
        05-01-02                                            6.30                  5,000,000           5,129,400
 Grand Haven Community Development District
    Special Assessment Revenue Bonds
    Series 1997B
        05-01-19                                            6.90                  1,000,000           1,032,440
 Heritage Harbor Community Development District
    Special Assessment Revenue Bonds
    Series 1997B
        05-01-03                                            6.00                  1,250,000           1,241,962
 Heritage Isles Community Development District
    Special Assessment Revenue Bonds
    Series 1998A
        05-01-05                                            5.75                  1,650,000           1,635,084
 Hillsborough County Utility Refunding Revenue Bonds
    Series 1991A
        08-01-14                                            7.00                 24,000,000          26,053,572
 Hillsborough County Utility Refunding Revenue Bonds
    Series 1991A (MBIA Insured)
        08-01-16                                            6.50                 24,760,000          26,774,721
 Lakewood Ranch Community Development District  1
    Manatec County Benefit Special Assessment Bonds
    Series 1998
        05-01-17                                            7.30                  4,000,000           3,999,640
 Lakewood Ranch Community Development District  1
    Special Assessment Bonds Series 1994
        05-01-14                                            8.25                  4,335,000           4,733,386
 Lee County Industrial Development Authority
    Industrial Development Revenue Bonds Gulf Utility
    Series 1988A A.M.T.
        10-01-18                                           9.625                  5,545,000           5,804,728
 Lee County Industrial Development Authority
    Industrial Development Revenue Bonds Gulf Utility
    Series 1988B A.M.T.
        10-01-20                                            9.50                  3,915,000           4,368,474
 Miami Health Facility Authorization Revenue Bonds
    Inverse Floater (AMBAC Insured)
        08-15-15                                            6.67                3,500,000(d)          3,574,375
 North Springs Improvement Special Assessment
    District Revenue Bonds Heron Bay Series 1997
        05-01-19                                            7.00                  3,000,000           3,136,320
 North Springs Improvement Special Assessment
    District Revenue Bonds Parkland Isles Series 1997B
        05-01-05                                            6.25                  3,000,000           3,056,070
 Palm Beach County Health Facilities Authority Hospital
    Revenue Bonds Good Samaritan Health Series 1993
        10-01-22                                            6.30                  3,750,000           4,227,562
 Plantation Health Facility Authority
    Nursing Home Refunding Revenue Bonds
    Covenant Retirement Communities Obligation Group
    Series 1998
        12-01-22                                          5.125                   1,500,000           1,472,280
 Polk County Industrial Development Authority 1st Mortgage
    Refunding Revenue Bonds Spring Haven II
        12-01-14                                            8.75                  6,115,000           6,775,909
 Port Everglades Port Authority Revenue Bonds Junior Lien
        09-01-16                                            5.00                 18,635,000          18,567,355
 Riverwood Community Development District
    Charlotte County Special Assessment Revenue Bonds
    Zero Coupon Series 1992A-B
        05-01-12                                            8.50              5,820,000(f,l)          6,258,596
 Sumter County Industrial  Development Authority Industrial  Development Revenue
    Bonds Little Sumter Utility Company Series 1997 A.M.T.
        10-01-27                                            7.25                  4,200,000           4,268,964
 Sumter County Industrial  Development Authority Industrial  Development Water &
    Sewer Revenue Bonds Little Sumter Utility Company Series 1998 A.M.T.
        10-01-27                                            6.75                  2,950,000           2,955,811
 Sumter County Village Community Development
    District  1 Capital Improvement Revenue Bonds
    Series 1992
        05-01-12                                            8.40                  1,150,000           1,239,321
 Sunrise Utility System Refunding & Improvement
    Revenue Bonds
        10-01-18                                           10.75                  5,000,000           5,738,050
 Tampa Health Systems Revenue Bonds
    Catholic Health East Obligation Group
    Series 1998A-2 (AMBAC Insured)
        11-15-28                                           4.875                 26,330,000          25,028,245
 Village Center Community Development District
    Sub Recreational Revenue Bonds
    Series 1998C
        01-01-19                                           7.375                  2,670,000           2,684,178
 Village Center Community District Recreational
    Revenue Bonds Series 1996B
        01-01-17                                            8.25                  2,785,000           3,032,364
 Village Community Development District  2
    Special Assessment District Revenue Bonds
    Series 1996
        05-01-17                                           7.625                  5,725,000           6,132,620
 Volusia County Industrial Development Authority
    1st Mortgage Refunding Revenue Bonds Series 1996
        11-01-26                                           7.625                 10,925,000          12,125,330
 Total                                                                                              248,833,278


 Georgia (2.2%)
 Atlanta Special Purpose Facility Revenue Bonds
    Delta Air Lines Series 1989B A.M.T.
        12-01-18                                            7.90                 13,500,000          14,369,535
        12-01-19                                            6.25                  8,685,000           8,787,222
 Colquitt County Development Authority Revenue Bonds
    Zero Coupon Escrowed to Maturity
        12-01-21                                            6.87               46,350,000(e)         13,338,139
 Effingham County Pollution Control Revenue Bonds
    Fort Howard Series 1988
        10-01-05                                           7.90                  19,850,000          21,209,130
 Fulco Hospital Authority Revenue Anticipation Certificate
    Georgia Baptist Health Care Systems Series 1992A
        09-01-22                                           6.375                 20,300,000          22,376,284
 George L. Smith II World Congress Center Authority
    Miscellaneous Revenue Bonds Dome Stadium
    Series 2000 (MBIA Insured) A.M.T.
        07-01-20                                            5.50                8,000,000(k)          7,868,560
 Municipal Electric Authority Power Refunding Bonds
    Series 1989R
        01-01-14                                            6.00                  9,130,000           9,203,497
 Municipal Electric Authority Power Revenue Bonds
    Series L
        01-01-20                                            5.00                  1,150,000           1,110,199
 Rockdale County  Development  Authority Solid Waste
    Disposal Revenue Bonds Visy Paper Series 1993 A.M.T.
        01-01-26                                            7.50                 10,000,000          10,867,200
 Savannah Economic Development Authority
    1st Mortgage Revenue Bonds Zero Coupon Series 1991A
        12-01-21                                            5.40               13,755,000(e)          3,958,276
 Savannah Economic Development Authority
    Revenue Bonds Zero Coupon Escrowed to Maturity
        12-01-21                                            6.87               64,220,000(e)         18,480,589
 Total                                                                                              131,568,631


 Hawaii (0.4%)
 City & County of Honolulu Refunding & Improvement
    General Obligation Bonds Series 1993B Inverse Floater
        09-07-06                                            6.47               10,000,000(d)         11,150,000
        09-11-08                                            6.77               10,000,000(d)         11,450,000
 Total                                                                                               22,600,000


 Idaho (--%)
 State Building Authority Lease
    Revenue Bonds Series 1998A (MBIA Insured)
        09-01-25                                            4.75                  1,250,000           1,177,100


 Illinois (7.8%)
 Bradley Kankakee County Tax Increment
    Refunding Revenue Bonds Series 1993
        12-01-12                                            8.40                  5,800,000           6,590,308
 Broadview Cook County Senior Lien Tax Increment
    Revenue Bonds Series 1993
        07-01-13                                            8.25                 11,705,000          13,328,718
 Chicago General Obligation Bonds Series 1991
    (AMBAC Insured)
        01-01-16                                            6.00                  6,170,000           6,668,289
 Chicago General Obligation Bonds Series 1994A
    (AMBAC Insured)
        01-01-22                                           5.875                 17,850,000          19,217,667
 Chicago General Obligation Refunding Bonds
    Series 1995A (AMBAC Insured)
        01-01-18                                            5.50                 20,000,000          21,213,000
 Chicago O'Hare International Airport General Airport
    Refunding Revenue Bonds Series 1993A
        01-01-16                                           5.00                  14,450,000          14,249,867
 Chicago O'Hare International Airport General Airport
    Revenue Bonds Series 1990A A.M.T.
        01-01-16                                            7.50                 21,000,000          22,416,240
        01-01-18                                            6.00                 29,000,000          29,787,350
 Chicago O'Hare International Airport
    Special Revenue Facility Bonds Delta Airlines
    Series 1992
        05-01-18                                            6.45                 10,000,000          10,581,300
 Chicago O'Hare International Airport
    Special Revenue Facility Bonds United Airlines
    Series C
        05-01-18                                            8.20                 22,285,000          23,648,396
 Chicago O'Hare International Airport Terminal
    Special Revenue Bonds A.M.T.
        01-01-17                                            7.50                 32,250,000          34,285,942
 Chicago O'Hare International Airport Terminal
    Special Revenue Bonds (FGIC Insured) A.M.T.
        11-01-25                                           7.875                 17,750,000          19,284,665
 Chicago Ridge Special Service Area  1 Unlimited
    Ad Valorem Tax Bonds Series 1990
        12-01-08                                            9.00                  2,700,000           2,957,121
 Chicago Wastewater Transmission Revenue Bonds
    Series 1994 (MBIA Insured)
        01-01-24                                           6.375                 22,500,000          25,562,700
 Cook County Bedford Park Senior Lien Tax Increment
    Revenue Bonds
        01-01-06                                            7.00                  1,090,000           1,173,178
        01-01-12                                           7.375                  1,700,000           1,845,367
 Cook County Bedford Park Senior Lien Tax Increment
    Revenue Bonds Mark IV Series 1992
        03-01-12                                            9.75                  1,710,000           2,039,927
 Development Finance Authority Lifecare Revenue Bonds
    Presbyterian Homes Series 1996B
        09-01-31                                            6.40                  6,700,000           7,440,685
 Development Finance Authority Pollution Control
    Refunding Revenue Bonds Central Illinois
    Public Service 2nd Series 1993B
        06-01-28                                            5.90                  2,500,000           2,613,875
 Development Finance Authority Pollution Control
    Refunding Revenue Bonds Commonwealth Edison
    Series 1994
        01-15-09                                            5.70                  2,000,000           2,174,420
        01-15-14                                            5.85                  4,500,000           4,949,235
 Development Finance Authority Pollution Control
    Refunding Revenue Bonds
    Illinois Power Series 1991A
        07-01-21                                           7.375                 19,250,000          22,364,073
 Development Finance Authority Retirement Housing
    Revenue Bonds Zero Coupon Escrowed to Maturity
        04-15-20                                            7.75               68,000,000(e)         20,881,440
 DuPage County Tax Increment Revenue Bonds
    Series 1997
        01-01-17                                           7.875                  4,690,000           5,247,500
 Educational Facilities Authority Refunding Revenue Bonds
    Lewis University Series 1996
        10-01-26                                           6.125                  8,780,000           9,200,474
 Educational Facilities Authority Refunding Revenue Bonds
    Loyola University of Chicago Series 1993
    Inverse Floater (FGIC Insured)
        07-01-12                                            5.75               11,000,000(d)         12,141,250
 Granite City Madison County Hospital
    Refunding Revenue Bonds St. Elizabeth Medical Center
    Series 1989A
        06-01-08                                           8.125                  3,120,000           3,260,650
 Health Facilities Authority Refunding Revenue Bonds
    Edwards Hospital Series 1993A
        02-15-19                                            6.00                  6,350,000           6,595,237
 Health Facilities Authority Refunding Revenue Bonds
    Masonic Medical Center Series 1993
        10-01-19                                            5.50                  2,000,000           2,033,620
 Health Facilities Authority Refunding Revenue Bonds
    Morris Hospital
        12-01-23                                           6.125                  3,005,000           3,172,078
 Health Facilities Authority Refunding Revenue Bonds
    University of Chicago Series 1993 Inverse Floater
    (MBIA Insured)
        08-15-14                                            7.47               10,000,000(d)         10,937,500
 Health Facilities Authority Revenue Bonds
    Sarah Bush Lincoln Health Center Series 1992
        05-15-12                                            7.25                  2,000,000           2,258,280
        05-15-22                                            7.25                  2,000,000           2,258,280
 Health Facilities Authority Revenue Bonds
    Sarah Bush Lincoln Health Center Series 1996B
        02-15-22                                            5.75                  2,915,000           2,989,741
 Health Facility Authority Revenue Bonds
    South Suburban Hospital Series 1992
        02-15-09                                            7.00                  4,000,000           4,564,810
        02-15-18                                            7.00                  5,000,000           5,834,272
 Hodgkins General Obligation Tax Increment Bonds
    Series 1991
        12-01-09                                            9.50                 12,200,000          14,394,928
 Hodgkins General Tax Increment Bonds
    Series 1995A
        12-01-13                                           7.625                  9,000,000           9,996,390
 Huntley Special Tax Bonds
    Series 1998
        02-01-25                                            6.75                  2,450,000           2,470,360
 Lakemoor Special Tax Revenue Bonds
    Series 1997
        03-01-27                                            7.80                  9,000,000           9,695,880
 Lansing Tax Increment Refunding Revenue Bonds
    Landings Redevelopment Area Limited Sales
    Tax Pledge Series 1992
        12-01-08                                            7.00                 10,000,000          11,145,800
 Marion General Obligation Hospital Alternate
    Revenue Source Bonds Series 1991
        12-01-16                                            7.50                  3,800,000           4,279,826
 Metropolitan Pier & Exposition Authority
    Dedicated State Tax Refunding Revenue Bonds
    McCormick Place Zero Coupon (FGIC Insured)
        06-15-19                                            6.37                6,000,000(e)          1,999,680
 Metropolitan Pier & Exposition Authority
    Dedicated State Tax Refunding Revenue Bonds
    McCormick Place Zero Coupon (MBIA Insured)
        06-15-17                                            6.61               11,210,000(e)          4,154,987
 Metropolitan Pier & Exposition Authority
    Sales Tax & Miscellaneous Tax Revenue
    Capital Appreciation Refunding Bonds
    Zero Coupon Series 1996A (MBIA Insured)
        12-15-22                                            6.05               16,225,000(e)          4,489,295
 Municipal Electric Agency Power Supply Refunding
    Revenue Bonds Series 1998 (FSA Insured)
        02-01-21                                            5.00                  9,000,000           8,703,090
 Regional Transportation Authority General
    Obligation Bonds Counties of Cook, DuPage, Kane, Lake,
    McHenry & Will Series 1992A (AMBAC Insured)
        06-01-22                                           6.125                  7,200,000           7,582,968
 State Development Finance Authority Regency Park
    Retirement Housing Revenue Bonds Zero Coupon
    Series 1991B Escrowed to Maturity
        07-15-25                                            5.49               10,000,000(e)          2,294,900
 Tinley Park Cook & Will Counties Limited Sales Tax
    Revenue Bonds Series 1988
        11-01-99                                           10.25                  895,000(l)            322,200
 Tinley Park Cook & Will Counties Unlimited Ad Valorem
    Tax Bonds of Special Service
        12-01-98                                           10.65                     75,000              72,000
        12-01-99                                           10.65                     80,000              75,200
        12-01-00                                           10.65                     90,000              83,700
        12-01-01                                           10.65                    100,000              92,000
        12-01-02                                           10.65                    110,000             101,200
        12-01-03                                           10.65                    120,000             110,400
        12-01-04                                           10.65                    135,000             124,200
        12-01-05                                           10.65                    150,000             138,000
        12-01-06                                           10.65                    165,000             151,800
        12-01-07                                           10.65                    185,000             170,200
 Total                                                                                              468,416,459


 Indiana (2.4%)
 Brazil 1st Mortgage Revenue Bonds Hoosier Care II
    Series 1990
        06-01-20                                          10.375                  4,095,000           4,406,425
 Carmel Retirement Rental Housing Refunding
    Revenue Bonds Beverly Enterprises Series 1992
        12-01-08                                            8.75                  6,785,000           7,693,511
 Development Finance Authority Environmental
    Improvement Refunding Revenue Bonds USX Corporation
    Series 1996
        07-15-30                                            6.25                  2,000,000           2,152,720
 East Chicago Elementary School Building Lake County
    1st Mortgage Refunding Bonds Series 1996
        01-05-16                                            6.25                  8,000,000           9,049,920
 Hanover 1st Mortgage Revenue Bonds Hoosier Care II
    Series 1990
        06-01-20                                          10.375                  6,710,000           7,220,295
 Health Facility Authority Hospital Revenue Bonds
    Community Hospital of Anderson Series 1993
        01-01-23                                            6.00                 10,000,000          10,322,800
 Health Facility Authority Hospital Revenue Bonds
    Union Hospital Series 1993 (MBIA Insured)
        09-01-18                                           5.125                 10,000,000           9,820,000
 Health Facility Finance Authority Hospital Revenue Bonds
    Hancock Memorial Series 1996
        08-15-17                                           6.125                  2,295,000           2,429,625
 La Porte County Hospital Authority Hospital Refunding
    Revenue Bonds La Porte Hospital Series 1993
        03-01-12                                            6.25                  5,070,000           5,372,476
        03-01-23                                            6.00                  2,990,000           3,121,052
 Marion County Hospital Authority Hospital Facilities
    Refunding Revenue Bonds
    Methodist Hospital Series 1989 (MBIA Insured)
        09-01-08                                            6.50                 15,555,000          17,122,166
        09-01-13                                            6.50                  4,115,000           4,542,425
 Municipal Power Agency Power Supply System
    Refunding Revenue Bonds
        01-01-18                                            5.75                  6,470,000           6,480,546
 Rockport Pollution Control Refunding Revenue Bonds
    Indiana Michigan Electric Series B
        03-01-16                                            7.60                  5,500,000           5,979,325
 St. Joseph County Hospital Authority
    Health Systems Revenue Bonds
    Memorial Health System
    Series 1998A (MBIA Insured)
        08-15-28                                           4.625                 30,000,000          27,005,400
 St. Joseph County Hospital Facility Revenue Bonds
    Memorial Hospital of South Bend
        06-01-10                                            9.40                  1,850,000           2,389,405
 Vincennes Economic Development
    Revenue Bonds Southwest Indiana
    Regional Youth Village Facility Series 1993
        01-01-24                                            8.50                 16,575,000          17,828,070
 Total                                                                                              142,936,161


 Iowa (0.7%)
 Iowa City Refunding Revenue Bonds Mercy Hospital
    Series 1986
        07-01-12                                            6.00                  6,300,000           6,304,851
 Keokuk Hospital Facilities Refunding Revenue Bonds
    Keokuk Area Hospital Series 1991
        12-01-21                                           7.625                  5,350,000           5,799,132
 Muscatine Electric Refunding Revenue Bonds Series 1986
        01-01-05                                            6.00                 10,845,000          10,861,051
        01-01-06                                            6.00                 11,330,000          11,346,768
        01-01-07                                            5.00                  2,250,000           2,250,293
        01-01-08                                            5.00                  5,100,000           5,100,408
 Total                                                                                               41,662,503

 Kentucky (0.9%)
 Development Finance Authority Hospital Facility
    Revenue Bonds St. Luke Hospital Series 1989B
        10-01-19                                            6.00                 22,695,000          23,546,516
 Development Finance Authority Medical Center
    Refunding Revenue Improvement Bonds Ashland Hospital
    Series 1987
        08-01-11                                            9.75                  1,515,000           1,559,026
 Economic Development Finance Authority Hospital
    Refunding Revenue & Improvement Bonds
    Appalachian Regional Hospital Series 1997
        10-01-22                                           5.875                  5,000,000           5,126,100
 Muhlenberg County Hospital
    Refunding Revenue Bonds
    Muhlenberg Community Hospital Series 1996
        07-01-10                                            6.75                  9,565,000          10,059,989
 Turnpike Authority Economic Road Development
    Refunding Revenue Bonds Series 1993 Inverse Floater
    (AMBAC Insured)
        06-06-12                                            7.18               15,000,000(d)         16,500,000
 Total                                                                                               56,791,631

 Louisiana (2.6%)
 Calcasieu Parish Industrial Development Pollution Control
    Refunding Revenue Bonds Gulf State Utilities
    Series 1992
        10-01-12                                            6.75                 10,500,000          11,286,240
 Energy & Power Authority Refunding Revenue Bonds
    Rodemacher Unit  2 Series 1991 (FGIC Insured)
        01-01-13                                            6.00                 28,000,000          29,139,320
 Hodge Village Combined Utility System Revenue Bonds
    Stone Container Series 1990 A.M.T.
        03-01-10                                            9.00                 23,000,000          24,716,260
 New Orleans Audubon Park Commission Aquarium
    Revenue Bonds Series 1992A
        04-01-12                                            8.00                  7,100,000           8,165,071
 Public Facilities Authority Revenue Bonds
    Glen Retirement Systems Series 1995
        12-01-15                                            6.50                  1,000,000           1,074,020
        12-01-25                                            6.70                  1,500,000           1,627,500
 Public Facilities Authority Revenue Bonds
    Windsor Multi-family Housing Foundation
    Series 1996A
        01-01-26                                            6.25                9,570,000(l)          7,177,500
 Southern Louisiana Port Commission Terminal
    Refunding Revenue Bonds Gatx Terminal Series 1993
        03-01-23                                            7.00                 13,180,000          14,439,349
 St. Charles Parish Pollution Control Revenue Bonds
    Louisiana Power & Light 2nd Series 1984
        12-01-14                                            8.00                 29,155,000          31,441,335
 St. Charles Parish Pollution Control Revenue Bonds
    Louisiana Power & Light Series 1991 A.M.T.
        06-01-21                                            7.50                 20,700,000          22,662,153
 West Feliciana Parish Demand Pollution Control
    Revenue Bonds Gulf State Utilities Series 1985B
        05-01-15                                            9.00                  6,000,000           6,624,360
 Total                                                                                              158,353,108
 Maine (0.1%)
 Finance Authority Multi-family Housing Revenue
    Obligation Securities Huntington Common
    Series 1997A
        09-01-27                                            7.50                  5,000,000           5,172,000

 Maryland (0.7%)
 Frederick County Economic Refunding Revenue Bonds
    Alumax Series 1992
        04-01-17                                            7.25                  9,880,000          10,724,641
 Harford County Industrial Development Revenue Bonds
    Dorsey
        04-16-05                                            8.00                    484,000             486,691
 Prince George's County Hospital Revenue Bonds
    Dimensions Health Series 1992
        07-01-17                                            7.25                 11,400,000          12,913,350
        07-01-22                                            7.00                  7,000,000           7,864,010
 State Transportation Authority Facility Capital Appreciation
    Revenue Bonds Zero Coupon Series 1992 (FGIC Insured)
        07-01-10                                            6.33                3,000,000(e)          1,710,870
        07-01-11                                            6.33                6,700,000(e)          3,601,183
 State Transportation Authority Facility Revenue Bonds
    Zero Coupon Series 1992 (FGIC Insured)
        07-01-12                                            6.35                5,000,000(e)          2,527,950
 Total                                                                                               39,828,695

 Massachusetts (3.2%)
 Bay Transportation Authority Refunding Revenue Bonds
    Series 1994A (MBIA Insured)
        03-01-12                                            6.00                  8,000,000           8,612,400
        03-01-21                                            4.75                  5,000,000           4,733,350
 Health & Educational Facilities Authority Revenue Bonds
    Berkshire Health Systems Series C
        10-01-11                                            5.90                  2,000,000           2,079,900
        10-01-20                                            6.00                  4,000,000           4,185,200
 Health & Educational Facilities Authority Revenue Bonds
    Beverly Hospital Inverse Floater (MBIA Insured)
        06-18-20                                            7.12                8,000,000(d)          8,880,000
 Health & Educational Facilities Authority Revenue Bonds
    Charlton Memorial Hospital Series 1991B
        07-01-13                                            7.25                  6,455,000           7,160,854
 Health & Educational Facilities Authority Revenue Bonds
    Holyoke Hospital Series B
        07-01-15                                            6.50                    500,000             532,765
 Industrial Finance Agency Pollution Control Refunding
    Revenue Bonds Eastern Edison Series 1993
        08-01-08                                           5.875                  4,250,000           4,415,708
 Industrial Finance Agency Resource Recovery
    Revenue Bonds SEMASS Series 1991A
        07-01-15                                            9.00                 18,885,000          21,182,360
 Industrial Finance Agency Resource Recovery
    Revenue Bonds SEMASS Series 1991B A.M.T.
        07-01-15                                            9.25                 24,800,000          27,816,920
 Municipal Wholesale Electric Power Supply System
    Pre-refunded Revenue Bonds Series 1992B
        07-01-17                                            6.75                 10,130,000          11,302,244
 Municipal Wholesale Electric Power Supply System
    Revenue Bonds Series 1993A Inverse Floater
    (AMBAC Insured)
        07-01-18                                            6.87                6,500,000(d)          6,727,500
 State Industrial Finance Agency Assisted Living
    Facility Revenue Bonds Marina Bay LLC
    Series 1997 A.M.T.
        12-01-27                                            7.50                  2,000,000           2,030,780
 State Industrial Finance Agency Assisted Living Facility
    Revenue Bonds Newton Group Properties LLC
    Series 1997 A.M.T.
        09-01-27                                            8.00                  4,300,000           4,480,127
 State Water Authority
    Water & Sewer General Revenue Bonds
    Series 1998A (FSA Insured)
        08-01-27                                            4.75                 12,000,000          11,193,000
 Water Resource Authority General
    Refunding Revenue Bonds Series 1992B
        11-01-15                                            5.50                 22,175,000          22,569,493
 Water Resource Authority General Revenue Bonds
    Series 1993B-95B (MBIA Insured)
        12-01-25                                            5.00                  9,000,000           8,776,710
 Water Resource Authority General Revenue Bonds
    Series B (MBIA Insured)
        03-01-22                                            5.00                 10,000,000           9,741,500
 Water Resource Authority General Revenue Bonds
    Series 1992A
        07-15-19                                            6.50                  3,500,000           4,144,140
 Water Resource Authority General Revenue Bonds
    Series 1998A (FSA Insured)
        08-01-37                                            4.75                 24,500,000          22,585,325
 Total                                                                                              193,150,276


 Michigan (4.0%)
 Brandon School District Counties of Oakland & Lapeer
    Unlimited Tax General Obligation Refunding Bonds
    Series 1998 (AMBAC Insured)
        05-01-22                                            5.00                  2,675,000           2,612,860
        05-01-26                                            5.00                  1,700,000           1,657,466
 Crawford County Economic Development Corporation
    Environmental Improvement Revenue Bonds
    Weyerhaeuser Series 1991A
        07-15-07                                           7.125                 10,800,000          12,476,268
 Detroit Unlimited Tax General Obligation Bonds
    Series 1993
        04-01-14                                            6.35                  5,725,000           6,223,189
 Detroit Unlimited Tax General Obligation Bonds
    Series 1995A
        04-01-15                                            6.80                  1,375,000           1,591,054
 Grosse Ile Township School District Unlimited Tax
    General Obligation Refunding Bonds
    Series 1998 (FGIC Insured)
        05-01-22                                            5.00                  2,300,000           2,246,571
 Lincoln Consolidated School District Unlimited Tax
    General Obligation Refunding Bonds (FGIC Insured)
        05-01-18                                            5.85                  6,455,000           6,822,935
 Midland County  Economic  Development  Corporation  Pollution  Control  Limited
    Obligation Refunding Revenue Bonds Midland Cogeneration Series 1990 A.M.T.
        07-23-09                                            9.50                 35,200,000          38,528,160
 Midland County Economic Development Corporation
    Pollution Control Limited Obligation Refunding Revenue
    Bonds Midland Cogeneration Series 1990C
        07-23-09                                            8.50                 18,900,000          20,345,283
 Monroe County Pollution Control
    Revenue Bonds Detroit Edison A.M.T.
        12-01-19                                            7.75               40,250,000(h)         43,253,455
 State Hospital Finance Authority
    Hospital Pre-refunded Revenue Bonds
    McLaren Obligated Group Series 1991A
        09-15-21                                            7.50                  7,500,000           8,416,350
 State Hospital Finance Authority
    Hospital Refunding Revenue Bonds
    Sinai Hospital of Greater Detroit Series 1995
        01-01-26                                            6.70                  3,000,000           3,335,670
 State Hospital Finance Authority
    Refunding Revenue Bonds Detroit Medical Center
    Series 1993A
        08-15-18                                            6.50                 10,000,000          10,897,000
 State Hospital Finance Authority
    Refunding Revenue Bonds
    Sinai Hospital of Greater Detroit Series 1995
        01-01-16                                           6.625                  2,750,000           3,054,067
 State Hospital Finance Authority Revenue Bonds
    Central Michigan Community Hospital
        10-01-27                                            6.25                  2,095,000           2,209,848
 State Job Development Authority Pollution Control
    Revenue Bonds Chrysler
        11-01-99                                            5.70                  4,350,000           4,450,050
 Strategic Fund Environmental Improvement Limited
    Obligation Refunding Revenue Bonds
    Crown Paper Company Series 1997B
        08-01-12                                            6.25                  1,100,000           1,134,243
 Strategic Fund Limited Obligation Refunding
    Revenue Bonds Detroit Edison
    Series 1995AA (MBIA Insured)
        09-01-25                                            6.40                 12,000,000          13,475,400
 Strategic Fund Limited  Obligation  Refunding  Revenue Bonds Great Lakes Pulp &
    Fibre Zero Coupon Series 1994 A.M.T.
        12-01-27                                           10.25               21,509,600(e)         20,649,216
 Strategic Fund Limited Tax Obligation
    Refunding Revenue Bonds Ford Motor
    Series 1991A
        02-01-06                                            7.10                 16,400,000          19,218,176
 Troy City Downtown Development Authority
    Revenue Bonds Oakland County
    Series 1995A (Asset Guaranty)
        11-01-18                                           6.375                  1,000,000           1,110,060
 Van Buren Township Tax Increment Revenue Bonds
    Series 1994
        10-01-16                                            8.40                  3,990,000           4,586,505
 Wayne County Special Airport Facilities
    Refunding Revenue Bonds Northwest Airlines Series 1995
        12-01-15                                            6.75                 11,295,000          12,438,280
 Total                                                                                              240,732,106
 Minnesota (3.9%)
 Becker Solid Waste Disposal Facility
    Revenue Bonds Liberty Paper Series 1994B A.M.T.
        08-01-15                                           9.00%                $17,800,000         $19,035,854
 Bloomington Health Care Facility Revenue Bonds
    Friendship Village of Bloomington Series 1992
        04-01-02                                            8.50                  3,060,000           3,307,585
 Brainerd Economic Development Authority
    Health Care Facility Revenue Bonds
    Benedictine Health System St. Joseph Medical Center
        02-15-20                                           8.375                  4,670,000           5,095,157
 Duluth Economic Development Authority
    Health Care Facility Pre-refunded Revenue Bonds
    Benedictine Health System St. Mary's Medical Center
    Series 1990
        02-15-20                                           8.375                  8,300,000           9,055,632
 Duluth Housing & Redevelopment Authority
    1st Mortgage Revenue Bonds
    Lakeshore Lutheran Home
        07-01-00                                            8.00                    110,000             110,229
        07-01-09                                            8.25                    750,000             751,710
 Fergus Falls Health Care Facilities Revenue Bonds
    LRHC Long-Term Care Facility Series 1995
        12-01-25                                            6.50                  1,530,000           1,666,124
 International Falls Solid Waste Disposal
    Revenue Bonds Boise Cascade
    Series 1990 A.M.T.
        01-01-15                                            7.75                 10,000,000          10,503,900
 Little Canada Multi-family Housing Revenue Bonds
    Housing Alternative Development Company
    Series 1997A
        12-01-27                                            6.25                  1,755,000           1,762,476
 Mahtomedi Multi-family Housing
    Revenue Bonds Briarcliff A.M.T.
        06-01-36                                            7.35                  1,995,000           2,073,703
 Maplewood Elder Care Facility Revenue Bonds
    Care Institute Series 1994
        01-01-24                                            7.75                  8,000,000           8,840,400
 Maplewood  Multi-family  Housing  Refunding  Revenue Bonds Carefree Cottages of
    Maplewood III Series 1995 A.M.T.
        11-01-32                                            7.20                  4,980,000           5,103,305
 Mille Lacs Capital Improvement Authority Infrastructure
    Revenue Bonds Series 1992A
        11-01-12                                            9.25                  4,455,000           5,471,453
 Minneapolis Housing & Healthcare Facility Revenue Bonds
    Augustana Chapel View Homes Incorporated Series 1997
        06-01-27                                            6.75                  2,640,000           2,764,397
 Richfield Multi-family Housing
    Refunding Revenue Bonds
    Village Shores Apartments Series 1996
        08-01-31                                           7.625                  4,970,000           5,140,620
 Robbinsdale Multi-family Housing Revenue Bonds
    Copperfield Hill Series 1996A
        12-01-31                                            7.35                  3,500,000           3,569,195
 Southern Minnesota Municipal Power Agency
    Power Supply System Refunding Revenue Bonds
    Series 1992
        01-01-18                                            5.75                 32,210,000          33,294,833
 Southern Minnesota Municipal Power Agency
    Power Supply System Refunding Revenue Bonds
    Zero Coupon Series 1994A (MBIA Insured)
        01-01-21                                            6.72               13,500,000(e)          4,252,365
 Southern Minnesota Municipal Power Agency
    Power Supply System Revenue Bonds
    Zero Coupon Series 1994A (MBIA Insured)
        01-01-23                                            6.75               27,500,000(e)          7,812,475
        01-01-25                                            6.75               27,500,000(e)          7,045,225
        01-01-26                                            6.75               27,500,000(e)          6,671,775
        01-01-27                                            6.75               12,450,000(e)          2,869,351
 Southern Minnesota Municipal Power Agency
    Power Supply System Revenue Bonds
    Zero Coupon Series 1994A (MBIA Insured)
        01-01-22                                            6.73               17,500,000(e)          5,235,125
        01-01-24                                            6.75               19,960,000(e)          5,385,008
 St. Louis Park Health Care Facilities
    Pre-refunded Revenue Bonds
    Park Nicollet Medical Center Series 1990A
        01-01-20                                            9.25                  6,000,000           6,596,700
 St. Louis Park Health Care Facilities Revenue Bonds
    Healthsystem Minnesota Obligated Group Series 1993
    Inverse Floater (AMBAC Insured)
        07-01-05                                            4.73               10,200,000(d)         10,467,750
 St. Louis Park Health Care Facilities Revenue Bonds
    Healthsystem Minnesota Obligated Group Series 1993B
    Inverse Floater (AMBAC Insured)
        07-01-13                                            5.73               18,000,000(d)         18,270,000
 St. Louis Park Multi-family Housing
    Refunding Revenue Bonds
    Park Boulevard Towers Series 1996A
        04-01-31                                            7.00                 11,540,000          11,936,284
 St. Paul Housing & Redevelopment Authority
    Health Care Facility Revenue Bonds Lynblomsten
    Multi-family Rental Housing Series 1993B
        11-01-24                                            7.00                  2,780,000           2,822,117
 St. Paul Housing & Redevelopment Authority
    Health Care Facility Revenue Bonds
    Lyngblomsten Care Center Series 1993A
        11-01-06                                           7.125                  1,800,000           1,930,500
        11-01-17                                           7.125                  2,735,000           2,932,194
 St. Paul Port Authority Redevelopment Multi-family
    Refunding Revenue Bonds Burlington Apartments
    Series A (GNMA Insured)
        05-01-31                                            5.75                 14,355,000          14,681,002
 St. Paul Port Authority Redevelopment Multi-family
    Subordinate Refunding Revenue Bonds
    Burlington Apartments Series A
        02-01-31                                           8.625                  3,770,000           3,829,792
 Vadnais Heights Multi-family Housing
    Refunding Revenue Bonds Cottages of Vadnais Heights
    Series 1995 A.M.T.
        12-01-31                                            7.00                  1,980,000           2,028,074
 Washington County Housing & Redevelopment
    Authority Refunding Revenue Bonds
    Woodbury Multi-family Housing Series 1996
        12-01-23                                            6.95                  4,905,000           5,029,832
 Total                                                                                              237,342,142

 Mississippi (0.7%)
 Claiborne County Pollution Control Refunding Revenue Bonds
    System Energy Resources Series 1995
        05-01-25                                            7.30                  4,000,000           4,227,640
 Claiborne County Pollution Control Revenue Bonds
    Middle South Energy
        12-01-13                                            9.50                  1,500,000           1,578,645
 Harrison County Waste Water Management District
    Refunding Bonds Series 1986
        02-01-15                                            5.00                  4,250,000           4,322,038
 Jackson Industrial Development Revenue Bonds Dorsey
        04-16-05                                            8.00                    422,000             426,186
 Lowndes County Solid Waste Disposal Pollution Control
    Refunding Revenue Bonds Weyerhaeuser Series 1989
    Inverse Floater
        04-01-22                                            8.00                4,000,000(d)          4,801,800
 Lowndes  County  Solid  Waste   Disposal   Pollution   Control   Revenue  Bonds
    Weyerhaeuser Series 1989 A.M.T.
        12-01-05                                           7.875                 12,250,000          13,186,758
 Medical Center Educational Building
    Hospital Refunding Revenue Bonds
    University of Mississippi Medical Center
    Series 1998B (AMBAC Insured)
        12-01-23                                            5.50                 14,000,000          14,876,960
 Total                                                                                               43,420,027

 Missouri (0.7%)
 Regional Convention & Sports Complex Authority Bonds
    St. Louis Sponsor Series 1991B
        08-15-21                                            7.00                  5,810,000           6,575,410
 Sikeston Electric System Refunding Revenue Bonds
    Series 1992 (MBIA Insured)
        06-01-02                                            5.80                  4,165,000           4,420,939
 St. Louis Industrial Development Authority
    Refunding Revenue Bonds Kiel Center
    Multi-purpose Arena Series 1992 A.M.T.
        12-01-24                                           7.875                 15,400,000          16,755,508
 St. Louis Regional Convention & Sports Complex Authority
    Refunding Revenue Bonds Series 1991C
        08-15-21                                            7.90                  2,575,000           3,021,788
 St. Louis Regional Convention & Sports Complex Authority
    Revenue Bonds Series 1991C
        08-15-21                                            7.90                    125,000             139,495
 State Enviornment & Improvement Energy Resources
    Authority Pollution Control Revenue Bonds Chrysler
        10-01-99                                            5.70                  9,250,000           9,395,410
 Total                                                                                               40,308,550

 Nebraska (--%)
 Omaha Public Power District Electric System
    Revenue Bonds Series 1986A
        02-01-15                                            6.00                  1,370,000           1,511,480
 Nevada (0.8%)
 Clark County Collateralized Pollution Control Revenue Bonds
    Nevada Power A.M.T.
        10-01-09                                            7.80                 11,850,000          12,509,097
 Clark County Industrial Development Revenue Bonds
    Nevada Power Series 1990 A.M.T.
        06-01-20                                            7.80                  5,000,000           5,362,550
 Clark County Passenger Facility Charge Airport
    Refunding Revenue Bonds
    Las Vegas McCarran Intl Airport
    Series 1998 (MBIA Insured)
        07-01-22                                            4.75                 10,000,000           9,437,900
 Las Vegas Redevelopment Agency Tax Increment
    Subordinate Lien Revenue Bonds Series 1994A
        06-15-10                                            6.00                  2,000,000           2,102,000
        06-15-14                                            6.10                  2,750,000           2,876,665
 Las Vegas Special Improvement District  707
    Local Improvement Bonds
    Summerlin Area Series 1996
        06-01-16                                            7.10                  6,000,000           6,229,680
 Washoe County Hospital Revenue Bonds
    Washoe Medical Center Series 1993A
        06-01-15                                            6.00                  7,250,000           7,612,935
 Total                                                                                               46,130,827


 New Hampshire (2.0%)
 Business Financial Authority Pollution Control
    Refunding Revenue Bonds United Illuminating
    Series 1993A
        10-01-33                                           5.875                 13,200,000          13,445,784
 Business Financial Authority Pollution Control &
    Solid Waste Disposal Refunding Revenue Bonds
    Crown Paper Company Series 1996
        01-01-22                                            7.75                  4,255,000           4,940,055
 Industrial Development Authority Pollution Control
    Revenue Bonds State Public Service Series 1991B
        05-01-21                                            7.50                 51,485,000          54,696,119
 Industrial  Development  Authority Pollution Control Revenue Bonds State Public
    Service Series 1991C A.M.T.
        05-01-21                                            7.65                 25,000,000          26,693,500
 Industrial Development Authority Pollution Control
    Revenue Bonds United Illuminating Series 1989A A.M.T.
        12-01-14                                            8.00                  8,000,000           8,530,800
 State Higher Education & Health Facility Authority Hospital
    Revenue Bonds Hitchcock Clinic Series 1994
    (MBIA Insured)
        07-01-24                                            6.00                 13,000,000          13,937,950
 Total                                                                                              122,244,208

 New Jersey (0.2%)
 Health Care Facility Finance Authority Revenue Bonds
    St. Peter Medical Center Series 1994F (MBIA Insured)
        07-01-16                                            5.00                 10,000,000           9,835,900
 Health Care Facility Finance Authority Revenue Bonds
    Zurbrugg Memorial Hospital Series C
        07-01-12                                            8.50                  3,500,000           3,578,085
 Total                                                                                               13,413,985

 New Mexico (1.5%)
 Albuquerque Health Care System Revenue Bonds
    Lovelace Medical Fund
        03-01-11                                           10.25                     55,000              55,829
 Bernalillo County Muti-family Housing Revenue Bonds
    Series 1997D
        04-01-27                                            7.70                  9,985,000          10,256,492
 Farmington Pollution Control Refunding Revenue Bonds
    Series 1996A-B
        12-01-16                                            6.30                 10,000,000          10,760,100
 Farmington Pollution Control Refunding Revenue Bonds
    Series 1997A
        10-01-20                                            6.95                  4,000,000           4,520,440
 Farmington Pollution Control Refunding Revenue Bonds
    State Public Service San Juan Series 1994A
        08-15-23                                            6.40                 30,650,000          32,438,734
 Farmington Power Refunding Revenue Bonds
    Generating Division
        01-01-13                                           9.875                  5,000,000           6,639,600
 Las Vegas Hospital Facility Refunding Revenue Bonds
    Northeastern Regional Hospital Series 1987
        08-01-13                                           9.625                  5,525,000           5,641,080
 Lordsberg Pollution Control Refunding Revenue Bonds
    Phelps Dodge
        04-01-13                                            6.50                 20,000,000          21,887,200
 Total                                                                                               92,199,475


 New York (9.4%)
 Battery Park City Authority Refunding Revenue Bonds
    Series 1993A
        11-01-10                                            5.50                  9,940,000          10,414,039
 Dormitory Authority New York City
    University System Consolidated 2nd Generation
    Resource Revenue Bonds Series 1994A
        07-01-18                                            5.75                  5,500,000           5,924,160
 Dormitory Authority New York City University System
    Consolidated 2nd Generation Resource Revenue Bonds
    Series 1990C
        07-01-16                                            6.00                 39,465,000          40,142,614
        07-01-17                                            5.00                 20,820,000          20,147,514
 Dormitory Authority New York City University System
    Consolidated 2nd Generation Resource Revenue Bonds
    Series 1990D
        07-01-09                                            7.00                  5,000,000           5,769,650
 Dormitory Authority New York Court Facility Lease
    Revenue Bonds Series 1993A
        05-15-16                                           5.375                 11,000,000          11,085,470
 Dormitory Authority New York State
    Memorial Sloan-Kettering Cancer Center
    Series 1998 (MBIA Insured)
        07-01-20                                            5.75                  7,500,000           8,236,050
        07-01-23                                            5.50                  7,700,000           8,304,296
 Dormitory Authority New York State University Education
    Facility Revenue Bonds Series 1993A
        05-15-13                                            5.50                 24,530,000          26,077,352
 Long Island Power Authority
    Revenue Bonds Series A
        12-01-26                                            5.25                  8,445,000           8,334,286
        12-01-29                                            5.50                  7,500,000           7,575,375
 Metropolitan Transportation Authority
    Transportation Facility Revenue Bonds
    Series 1998A (MBIA Insured)
        07-01-24                                            4.75                 12,850,000          12,133,844
 NewYork & New Jersey  Port  Authority  Special  Obligation  Revenue  Bonds KIAC
    Partners Series 4 A.M.T.
        10-01-19                                            6.75                  3,500,000           3,849,755
 New York City General Obligation Bonds Series 1992B
        02-01-00                                            7.40                 30,000,000          31,575,000
 New York City General Obligation Bonds Series 1996F-G
        02-01-19                                            5.75                  5,500,000           5,718,735
        02-01-20                                            5.75                  2,325,000           2,415,675
 New York City General Obligation Bonds
    Series 1998H
        08-01-22                                            5.00                 30,000,000          28,739,700
 New York City Industrial Development Agency
    Special Facility Revenue Bonds American Airlines
    Series 1990 A.M.T.
        07-01-20                                            8.00                 16,130,000          16,778,749
 New York City Municipal Water Finance Authority
    Water & Sewer System Refunding Revenue Bonds
    Series 1998D (MBIA Insured)
        06-15-25                                            4.75                  8,000,000           7,535,520
 New York City Municipal Water Finance Authority
    Water & Sewer System Revenue Bonds Series B
        06-15-17                                            5.00                  6,255,000           6,194,201
 New York City Municipal Water Finance Authority
    Water & Sewer System Revenue Bonds
    Series 1994B Inverse Floater (MBIA Insured)
        06-15-09                                            6.58               15,500,000(d)         16,526,875
 New York City Municipal Water Financial Authority
    Water & Sewer System Revenue Bonds Series A
        06-15-21                                            6.25                 55,500,000          58,523,640
 New York City Pre-refunded Unlimited General
    Obligation Bonds Series 1994B-1
        08-15-16                                            7.00                  2,945,000           3,419,469
 New York City Transitional Finance Authority
    Future Tax Secured Sales Tax Revenue Bonds
    Series 1998B
        11-15-27                                            4.50                 15,000,000          13,467,000
 New York City Un-refunded Balance Unlimited
    General Obligation Bonds Series 1994B-1
        08-15-16                                            7.00                 13,555,000          15,690,455
 New York City Unlimited Tax General
    Obligation Bonds Series 1996G
        02-01-17                                            5.75                 20,000,000          20,857,200
 New York City Unlimited Tax General
    Obligation Bonds Series 1998F
        08-01-23                                            5.00                  7,235,000           6,924,980
 New York City Unlimited Tax General
    Obligation Bonds Series 1998G
        08-01-22                                            5.00                 10,000,000           9,579,900
 North Hempstead Nassau County New York
    Various Purpose Bonds
    Series 1998A (FGIC Insured)
        01-15-23                                            4.75                  3,100,000           2,927,857
 Port Authority Special Project Bonds La Guardia
    Airport Passenger Terminal Continental &
    Eastern Airlines A.M.T.
        12-01-06                                            9.00                  2,645,000           2,958,300
 Port Authority  Special  Project Bonds La Guardia
    Airport Passenger Terminal Continental &
    Eastern Airlines Series 2 A.M.T.
        12-01-10                                            9.00                  8,800,000           9,842,360
        12-01-15                                           9.125                 17,500,000          19,622,750
 State Dormitory Authority State University Education Facility
    Pre-refunded Revenue Bonds Series 1990A
        05-15-12                                            7.70                 10,000,000          10,895,900
 State Housing Finance Agency Service Contract Obligation
    Revenue Bonds Series 1995A
        03-15-25                                            6.50                 12,475,000          13,804,211
 State Housing Finance Agency State University Construction
    Refunding Bonds Series 1986A
        05-01-13                                            6.50                  3,500,000           4,099,060
 State Local Government Assistance
    Sales Tax Refunding Revenue Bonds
    Series 1997B (MBIA Insured)
        04-01-20                                           4.875                  7,000,000           6,748,840
        04-01-21                                            5.00                 28,575,000          27,963,781
 State Medical Facilities Finance Agency Mental Health Services
    Improvement Refunding Revenue Bonds Series 1993D
        08-15-23                                            5.25                 15,000,000          14,853,900
 State Medical Facilities Finance Agency Mental Health Services
    Improvement Refunding Revenue Bonds Series 1993F
        02-15-19                                            5.25                  5,790,000           5,731,868
 State Urban Development Correctional Capital
    Facilities Refunding Revenue Bonds Series 1993A
        01-01-21                                            5.25                 12,110,000          11,936,100
 State Urban Development Correctional Facility
    Refunding Revenue Bonds Series A
        01-01-16                                            5.50                  2,750,000           2,782,148
 State Urban Development Correctional Facility
    Revenue Bonds Series 6
        01-01-25                                           5.375                  9,000,000           9,022,950
 State Urban Development Correctional
    Facility Services Contract Lease Revenue Bonds
    Series 1998A (FSA Insured)
        01-01-28                                            5.00                 10,000,000           9,743,300
 Total                                                                                              564,874,829

 North Carolina (3.7%)
 Eastern Municipal Power Agency Power System
    Refunding Revenue Bonds Series 1986A
        01-01-17                                            5.00                  6,500,000           6,480,883
        01-01-18                                            4.00                  8,675,000           7,678,590
 Eastern Municipal Power Agency Power System
    Refunding Revenue Bonds Series 1988A
        01-01-26                                            6.00                  1,940,000           2,220,369
 Eastern Municipal Power Agency Power System
    Refunding Revenue Bonds Series 1989A
        01-01-10                                            7.50                 29,160,000          36,011,923
        01-01-11                                            5.50                 37,800,000          37,858,590
 Eastern Municipal Power Agency Power System
    Refunding Revenue Bonds Series 1991A
        01-01-19                                            5.75                 55,000,000          55,367,950
 Eastern Municipal Power Agency Power System
    Refunding Revenue Bonds Series 1993B
        01-01-12                                            6.25                 24,655,000          26,129,616
 Eastern Municipal Power Agency Power System
    Refunding Revenue Bonds Series 1994B
        01-01-07                                            7.25                  5,000,000           5,817,300
 Eastern Municipal Power Agency Power System
    Refunding Revenue Bonds Series B
        01-01-09                                           6.125                 10,000,000          10,872,800
 Eastern Municipal Power Agency Power System
    Revenue Bonds Series 1993D
        01-01-13                                           5.875                  2,300,000           2,375,210
 Municipal Power Agency  1 Catawba Electric
    Revenue Bonds Series 1993
    Inverse Floater (MBIA Insured)
        01-01-12                                            6.72                7,400,000(d)          7,918,000
        01-01-20                                            6.92               15,000,000(d)         15,712,500
 Offiss Incorporated Recreational Facilities
    Gross Revenue Bonds Smoky Mountain Golf Course
    Series 1994-96
        03-01-19                                            8.38                8,295,000(l)          7,864,655
 Total                                                                                              222,308,386

 North Dakota (0.3%)
 Fargo Hospital Refunding Revenue & Improvement Bonds
    Dakota Hospital Series 1992
        11-15-12                                           6.875                  3,000,000           3,366,630
        11-15-22                                            7.00                  4,250,000           4,788,900
 Ward County Health Care Facilities
    Refunding Revenue Bonds Series 1996B
        07-01-21                                            6.25                  4,000,000           4,272,040
 Ward County Health Care Facilities
    Refunding Revenue Bonds Trinity Group Series 1996A
        07-01-26                                            6.25                  6,110,000           6,525,541
 Total                                                                                               18,953,111


 Ohio (3.1%)
 Air Quality Development Authority Pollution Control
    Refunding Revenue Bonds Cleveland Electric
    Company Series 1997B
        08-01-20                                            6.00                 10,000,000          10,420,800
 Air Quality Development Authority
    Pollution Control Refunding Revenue Bonds
    Ohio Edison Series A
        05-15-29                                            5.95                 13,300,000          13,763,771
 Air Quality Development Authority Pollution Control
    Revenue Bonds Ohio Edison Series 1989A
        07-01-23                                           7.625                  6,750,000           7,069,275
 Bellefontaine Hospital Facility
    Refunding Revenue Bonds
    Mary Rutan Health Association of Logan County Series 1993
        12-01-13                                            6.00                  5,330,000           5,561,908
 Butler County Hospital Facility Improvement
    Refunding Revenue Bonds
    Fort Hamilton-Hughes Memorial Center Series 1991
        01-01-10                                            7.50                  9,800,000          10,632,902
 Carroll Water & Sewer District Unlimited Tax
    General Obligation Bonds
        12-01-10                                            6.25                  2,000,000           1,993,300
 Carroll Water & Sewer District
    Water System Improvement Unlimited Tax
    General Obligation Bonds
        12-01-10                                            6.25                  8,340,000           8,772,846
 Cleveland Parking Facilities Improvement
    Revenue Bonds Series 1992
        09-15-22                                            8.10                 15,000,000          17,520,000
 Coshocton County Solid Waste Disposal
    Refunding Revenue Bonds
    Stone Container Series 1992
        08-01-13                                           7.875                 17,500,000          19,398,750
 Cuyahoga County Health Care Facilities
    Refunding Revenue Bonds
    Judson Retirement Community Series 1996A
        11-15-13                                            7.25                  2,080,000           2,272,795
        11-15-18                                            7.25                  4,130,000           4,512,810
 Erie County Hospital Improvement Refunding
    Revenue Bonds Firelands Community Hospital Series 1992
        01-01-15                                            6.75                  6,540,000           7,115,585
 Lorain County Independent Living & Hospital Facilities
    Refunding Revenue Bonds
    Elyria United Methodist Series 1996C
        06-01-22                                           6.875                  3,100,000           3,412,139
 Marion County Health Care Facilities Improvement
    Refunding Revenue Bonds United Church Homes
    Series 1993
        11-15-10                                           6.375                  2,000,000           2,117,140
 Marion County Health Care Facilities
    Refunding & Improvement Revenue Bonds
    United Church Homes Series 1993
        11-15-15                                            6.30                  1,800,000           1,897,236
 Montgomery County Health Facilities
    Refunding Revenue Bonds
    Friendship Village Dayton Series 1990A
        02-01-16                                            9.25                  9,025,000           9,941,038
 State Department of Administrative Services
    Certificates of Participation
    Rickenbacker Port Authority
    Series 1997 (AMBAC Insured)
        06-15-17                                            5.00                  1,300,000           1,288,937
 State Water Development Authority Collateralized Pollution Control
    Revenue Bonds Cleveland Electric Series 1989 A.M.T.
        10-01-23                                           8.00%                $10,000,000         $10,335,600
 State Water Development Authority Collateralized Pollution Control
    Revenue Bonds Toledo Edison Series 1989 A.M.T.
        10-01-23                                            8.00                  8,500,000           8,943,615
 State Water Development Authority
    Pollution Control Refunding Revenue Bonds
    Cleveland Electric Illuminating Series 1995
        08-01-25                                            7.70                 13,000,000          14,926,210
 State Water Development Authority Pollution Control
    Refunding Revenue Bonds Toledo Edison
    Series 1994A A.M.T.
        10-01-23                                            8.00                 10,000,000          11,509,900
 Water Development Authority Pollution Control
    Revenue Bonds Ohio Edison A.M.T.
        10-01-23                                            8.10                 10,000,000          10,652,800
 Total                                                                                              184,059,357


 Oklahoma (1.1%)
 Grand River Dam Authority Refunding Revenue Bonds
    Series 1987
        06-01-12                                            5.00                 10,105,000          10,105,707
 Hinton Economic Development Authority
    Certificate of Participation Dominion Leasing
    Series 1990A
        07-01-15                                            9.75                 19,090,000          23,025,213
 Hinton Economic Development Authority
    Certificate of Participation Series 1994
        07-01-15                                            8.75                 11,675,000          13,228,592
 Jackson County Hospital Authority
    Refunding Revenue Bonds
    Jackson County Memorial Hospital Series 1994
        08-01-15                                            7.30                  6,580,000           7,147,328
 Midwest City Memorial Hospital Authority Hospital
    Revenue Bonds Series 1992
        04-01-22                                           7.375                  7,815,000           8,815,945
 Stillwater Medical Center Authority
    Hospital Revenue Bonds Series 1997B
        05-15-19                                            6.50                  1,750,000           1,887,340
 Total                                                                                               64,210,125


 Oregon (0.5%)
 State Health Housing Educational & Cultural Facilities
    Authority Revenue Bonds Oregon Baptist Retirement
    Homes-Weidler Retirement Center Series 1995
        11-15-26                                            8.00                  7,720,000           8,661,995
 Western Generation Agency Revenue Bonds
    Wauna Cogeneration Series 1994A
        01-01-21                                           7.125                 13,600,000          14,767,968
 Western Generation Agency Revenue Bonds
    Wauna Cogeneration Series 1994B A.M.T.
        01-01-16                                            7.40                  9,000,000           9,898,650
 Total                                                                                               33,328,613

 Pennsylvania (4.1%)
 Allegheny County Industrial Development Authority
    Environment Improvement Revenue Bonds
    USX Corporation Series 1994A
        12-01-20                                            6.70                  6,000,000           6,632,520
 Beaver County Industrial Development Authority
    Collateralized Pollution Control Refunding Revenue Bonds
    Cleveland Electric Illuminating Series 1995
        05-01-25                                           7.625                  7,500,000           8,551,800
 Beaver County Industrial Development Authority
    Collateralized Pollution Control Refunding Revenue Bonds
    Cleveland Electric Illuminating Series 1995A
        07-15-25                                            7.75                 21,150,000          24,454,899
 Beaver County Industrial Development Authority
    Collateralized Pollution Control Refunding Revenue Bonds
    Toledo Edison Series 1995A
        05-01-20                                            7.75                 14,000,000          16,252,600
 Beaver County Industrial Development Authority
    Pollution Control Revenue Bonds Ohio Edison
        09-01-24                                            7.75                 34,650,000          36,541,197
 Beaver County Industrial Development Authority
    Pollution Control Revenue Bonds
    Toledo Edison-Beaver Valley Series 1995
        05-01-20                                           7.625                 11,700,000          13,370,058
 Butler County Industrial Development Authority Health Care
    Refunding Revenue Bonds Pittsburgh Lifetime Care
    Community Sherwood Oaks Series 1993
        06-01-11                                            5.75                  2,000,000           2,097,360
        06-01-16                                            5.75                  3,000,000           3,095,850
 Convention Center Authority Refunding Revenue Bonds
    Philadelphia Series 1994A
        09-01-19                                            6.75                  5,300,000           5,924,976
 Delaware County Authority 1st Mortgage Revenue Bonds
    Riddle Village Series 1996
        06-01-26                                            7.00                 10,000,000          10,489,200
 Delaware County Authority 1st Mortgage Revenue Bonds
    Whitehorse Village Continuing Care Series 1989
        07-01-09                                            9.70                  1,000,000           1,089,980
        07-01-19                                            9.70                 10,000,000          10,899,800
 Delaware County Industrial Development Authority
    Pollution Control Refunding Revenue Bonds
    Philadelphia Electric Series A
        04-01-21                                           7.375                    900,000             975,726
 Harrisburg Dauphin County General Obligation Bonds
    Zero Coupon Series 1997F (AMBAC Insured)
        09-15-20                                            5.50                3,000,000(e)            951,000
        09-15-21                                            5.52                1,000,000(e)            300,330
        09-15-22                                            5.52                1,000,000(e)            285,080
 Montgomery County Higher Education & Health Authority
    Retirement Community Revenue Bonds G.D.L. Farms
    Series A
        01-01-20                                            9.50                  3,000,000           3,304,020
 Philadelphia Gas Works Revenue Bonds Series 13
        06-15-21                                            7.70                  4,150,000           4,654,391
 Philadelphia Hospital & Higher Education Facility
    Authority Hospital Revenue Bonds
    Albert Einstein Medical Center
        04-01-11                                           7.625                 15,545,000          16,243,281
 Philadelphia Municipal Authority Lease
    Refunding Revenue Bonds Series 1993D
        07-15-13                                            6.25                  2,500,000           2,662,050
        07-15-17                                            6.30                  1,550,000           1,652,486
 Philadelphia Water & Sewer Revenue Bonds Series 16
        08-01-10                                            7.50                 13,200,000          14,778,588
        08-01-18                                            7.00                 14,000,000          15,221,220
 Philadelphia Water & Wastewater Revenue Bonds
    Series 1993 (CGIC Insured)
        06-15-15                                            5.50                 11,000,000          11,250,800
 State Department of General Services Certificate of
    Participation Series 1994A (AMBAC Insured)
        07-01-15                                            5.00                 25,000,000          24,604,000
 Wilkins Industrial Development Authority Revenue Bonds
    Retirement Community Longwood at Oakmont
    Series 1991A
        01-01-21                                           10.00                  8,495,000           9,922,330
 Total                                                                                              246,205,542


 Puerto Rico (1.0%)
 Commonwealth of Puerto Rico Public Improvement
    General Obligation Refunding Revenue Bonds
    Series 1998
        07-01-23                                            4.50                 13,200,000          11,895,576
 Electric Power Agency Revenue Bonds Series N
        07-01-10                                            6.00                 40,000,000          40,705,600
 Electric Power Agency Revenue Bonds Series O
        07-01-10                                            6.00                  5,305,000           5,398,580
 Total                                                                                               57,999,756


 South Carolina (1.0%)
 Cherokee County Spring City Industrial Development
    Revenue Bonds Knitting Cluett Peabody
        09-01-09                                            7.40                  5,200,000           6,260,748
 Piedmont Municipal Power Agency Electric
    Refunding Revenue Bonds Series 1986B
        01-01-24                                            5.75                  7,550,000           7,550,226
 Public Service Authority Electric System Expansion
    Revenue Bonds Santee Cooper Series 1991D
        07-01-31                                           6.625                 14,975,000          16,650,104
 Public Service Authority Electric System Revenue Bonds
    Santee Cooper Series 1991B
        07-01-31                                            6.00                  8,000,000           8,453,120
 Public Service Authority Electric System Revenue Bonds
    Santee Cooper Series 1993A Inverse Floater
    (MBIA Insured)
        06-28-13                                            6.94               17,700,000(d)         18,894,750
 Total                                                                                               57,808,948

 South Dakota (0.5%)
 Heartland Consumers Power District Electric System
    Refunding Revenue Bonds Series 1986
        01-01-10                                            6.00                 10,205,000          11,171,515
 Sioux Falls Multi-family Housing Revenue Bonds
    Series 1996A
        12-01-34                                            7.50                 12,200,000          13,212,478
 State Lease Revenue Trust Certificates Series 1993
    (CGIC Insured)
        09-01-17                                            6.70                  7,260,000           8,726,375
 Total                                                                                               33,110,368

 Tennessee (0.4%)
 Nashville & Davidson Counties Health & Education
    Facilities Board Revenue Bonds
    Zero Coupon Escrowed to Maturity
        06-01-21                                            5.38               29,109,000(e)          8,544,074
 Nashville & Davidson Counties Health & Education
    Facilities 1st Mortgage Revenue Bonds
    Blakeford at Green Hills CCRC
        07-01-24                                            9.25                 12,230,000          15,577,718
 Total                                                                                               24,121,792


 Texas (6.8%)
 Alliance Airport Authority Special Facility Revenue Bonds
    American Airlines Series 1990 A.M.T.
        12-01-29                                            7.50                 37,400,000          40,356,844
 Austin Combined Utility Systems Refunding Revenue Bonds
    Series 1985
        05-15-10                                           10.75                 10,000,000          11,263,700
        05-15-15                                           10.75                  2,000,000           2,252,740
 Austin Combined Utility Systems Refunding Revenue Bonds
    Series 1986
        11-15-13                                            5.00                 20,000,000          19,914,400
 Board of Regents of the University System General
    Refunding Revenue Bonds Series 1986
        08-15-07                                            6.50                  2,565,000           2,880,905
 Brazos River Authority Collateralized Pollution Control
    Revenue Bonds Texas Utility Electric
    Series 1989A A.M.T.
        01-01-19                                            8.25                 14,000,000          14,582,260
 Brazos River Authority Collateralized Pollution Control
    Revenue Bonds Texas Utility Electric
    Series 1990A A.M.T.
        02-01-20                                           8.125                 13,205,000          14,201,185
 Brazos River Authority Collateralized Pollution Control
    Revenue Bonds Texas Utility Electric
    Series 1991A A.M.T.
        03-01-21                                           7.875                 24,450,000          26,857,347
 Castlewood Municipal Utility District Water &
    Sewer Systems Unlimited Tax & Refunding Revenue Bonds
    Series 1997
        04-01-14                                            6.75                  2,860,000           3,007,176
 Colony Municipal Utility District  1 Denton County
    Series 1980
        08-01-07                                            9.25                  1,000,000           1,362,060
 Cypress Hill Municipal Utility District  1
    General Obligation Bonds
        09-01-22                                            5.30                2,045,000(k)          2,004,611
 Dallas & Fort Worth International Airport Special Facility
    Revenue Bonds American Airlines Series 1990 A.M.T.
        11-01-25                                            7.50                 26,200,000          28,243,338
 Dallas & Fort Worth International Airport Special Facility
    Revenue Bonds Delta Air Lines Series 1991 A.M.T.
        11-01-26                                           7.125                 13,500,000          14,411,115
 Dallas Civic Center Miscellaneous Refunding Revenue
    & Improvement Bonds Series 1998 (MBIA Insured)
        08-15-23                                           4.875                 29,850,000          28,655,403
 Denison Hospital Authority Hospital Revenue Bonds
    Texoma Medical Center Series 1994
        08-15-24                                            7.10                  3,950,000           4,418,944
 Harris County Health Facilities Hospital Revenue Bonds
    Memorial Hospital Series 1992
        06-01-15                                           7.125                 16,000,000          17,934,880
 Harris County Industrial Development Marine Terminal
    Refunding Revenue Bonds GATX Terminal Series 1992
        02-01-22                                            6.95                 15,000,000          16,291,800
 Hidalgo County Health Services Corporation
    Hospital Revenue Bonds Mission Hospital
    Series 1996
        08-15-26                                           6.875                  7,880,000           8,665,321
 Interstate Municipal Utility District
    Unlimited Tax Bonds Harris County Series 1996
        09-01-21                                            6.75                  3,020,000           3,267,459
 Karnes County Public Facility Lease Revenue Bonds
        03-01-15                                            9.20                 15,645,000          16,763,930
 Kings Manor Municipal Utility District
    Waterworks & Sewer Systems Combination
    Unlimited Tax & Revenue Bonds Series 1995
        03-01-18                                           6.875                  2,470,000           2,710,899
 Lower Colorado River Authority Combined Utility
    Junior Lien Revenue Bonds 7th Supplement
    Series 1998 (FSA Insured)
        01-01-28                                            4.75                 10,500,000           9,850,050
 Midland County Hospital District Revenue Bonds Series 1992
        06-01-16                                            7.50                  3,025,000           3,413,924
 Mineral Wells Independent School Districts Palo Pinto &
    Parker Counties Unlimited Tax General Obligation School
    Building & Refunding Bonds Series 1998
    Permanent School Fund Guarantee
        02-15-22                                            4.75                  5,430,000           5,112,888
        02-15-28                                            4.75                  8,345,000           7,791,309
 Municipal Power Agency Refunding Revenue Bonds
    (MBIA Insured)
        09-01-09                                            5.25                  8,000,000           8,502,960
 Municipal Power Agency Revenue Bonds
        09-01-13                                            5.50                  7,410,000           7,416,299
 Plano Collin & Denton Counties Limited Tax General
    Obligation Bonds Series 1986
        03-01-06                                            6.00                  1,600,000           1,609,088
 Rio Grande City Consolidated Independent School District
    Public Facilities Lease Revenue Bonds Series 1995
        07-15-10                                            6.75                  4,000,000           4,382,840
 Sabine River Authority Collateralized Pollution Control
    Revenue Bonds Texas Utilities Electric Series 1990A A.M.T.
        02-01-20                                           8.125                 30,500,000          32,800,920
 San Antonio Electric & Gas Systems
    Refunding Revenue Bonds Series 1989B
        02-01-16                                            5.00                 11,000,000          10,809,260
 San Antonio Electric & Gas Systems
    Revenue Bonds Series 1987
        02-01-14                                            5.00                  8,680,000           8,632,781
 State Public Finance Authority Unlimited Tax
    General Obligation Refunding Bonds
    Zero Coupon Series 1998
        10-01-13                                            5.23                4,000,000(e)          1,895,080
        10-01-14                                            5.28                6,000,000(e)          2,622,540
 Uvalde Consolidated Independent School District
    General Obligation Bonds
    Permanent School Fund Guarantee
        08-01-22                                            4.50                  5,100,000           4,624,629
 West Side Calhoun County Navigation District
    Solid Waste Disposal Revenue Bonds
    Union Carbide Chemical & Plastics Series 1991 A.M.T.
        03-15-21                                            8.20                 17,550,000          19,430,307
 Total                                                                                              408,941,192

 Utah (1.7%)
 Association Municipal Power System Hunter Series A
    (AMBAC Insured)
        07-01-12                                            5.50                  4,000,000           4,001,640
 Carbon County Solid Waste Disposal
    Refunding Revenue Bonds Sunnyside
    Cogeneration Associates Series 1991 A.M.T.
        07-01-18                                            9.25               25,350,000(l)         13,942,500
 Housing Finance Agency Single Family Mortgage
    Senior Bonds Series 1991C (FGIC Insured)
        07-01-11                                            7.30                    740,000             781,714
        07-01-16                                            7.35                    585,000             617,520
 Hurricane Health Facilities Development Revenue Bonds
    Mission Health Services Series 1990
        07-01-20                                           10.50                  7,570,000           8,447,741
 Intermountain Power Agency Power Supply
    Refunding Revenue Bonds Series 1993B Inverse Floater
        07-01-11                                            7.06                7,600,000(d)          8,246,000
 Intermountain Power Agency Power Supply
    Refunding Revenue Bonds Series 1996C (MBIA Insured)
        07-01-17                                            5.70                 46,000,000          48,360,720
 Intermountain Power Agency Power Supply
    Refunding Revenue Bonds Series F (AMBAC Insured)
        07-01-13                                            5.00                  5,000,000           4,999,800
 Intermountain Power Agency Power Supply
    Revenue Bonds Series 1987A (MBIA Insured)
        07-01-12                                            5.00                  8,000,000           8,000,080
 Tooele County Pollution Control Refunding Revenue Bonds
    Laidlaw Environmental Services Incorporated
    Series 1997A A.M.T.
        07-01-27                                            7.55                  4,000,000           4,430,400
 Total                                                                                              101,828,115

 Virginia (0.7%)
 Fairfax County Economic Development Authority
    Educational Facilities Revenue Bonds
    Browne Academy Series 1998
        10-01-08                                            6.00                  1,500,000           1,486,215
        10-01-23                                            6.45                  5,200,000           5,248,776
 Fairfax County Redevelopment & Housing Authority
    Multi-family Housing Revenue Bonds
    Burkeshire Commons Series 1996
        10-01-36                                            7.60                 13,200,000          14,186,436
 Hopewell City Industrial Development Authority
    Pollution Control Refunding Revenue Bonds
    Stone Container Series 1992
        05-01-10                                            8.25                  3,170,000           3,542,095
 Housing Development Authority Commonwealth
    Mortgage Bonds Series 1992A
        01-01-33                                            7.15                 15,000,000          15,737,550
 Prince William County Service Authority Water & Sewer
    Systems Refunding Revenue Bonds
    Series 1997 (FGIC Insured)
        07-01-29                                            4.75                  2,375,000           2,228,391
 Total                                                                                               42,429,463


 Washington (2.9%)
 King County Housing Authority Pooled Housing
    Refunding Revenue Bonds Series 1995A
        03-01-26                                            7.20                  4,000,000           4,132,960
 Longview Industrial Development Corporation Solid Waste
    Revenue Bonds Weyerhauser Series 1991 A.M.T.
        02-01-13                                            7.45                 20,000,000          21,716,000
 Public Power Supply System Nuclear Project  1
    Refunding Revenue Bonds Bonneville Power Administration
    Series 1993A Inverse Floater (FSA Insured)
        07-01-11                                            7.22               25,000,000(d)         29,468,750
 Public Power Supply System Nuclear Project  1
    Refunding Revenue Bonds Series A
        07-01-15                                            6.50                 21,000,000          23,184,210
 Public Power Supply System Nuclear Project  1
    Revenue Bonds Series 1990A
        07-01-17                                            6.00                 38,875,000          40,432,333
 Public Power Supply System Nuclear Project  2
    Revenue Bonds Series 1994A
        07-01-11                                           5.375                 10,000,000          10,199,800
 Snohomish County Public Utilitiy District  1
    Generation System Revenue Bonds Series 1986A
        01-01-20                                            5.00                 17,750,000          18,006,487
 State General Obligation
    Refunding Revenue Bonds
    Zero Coupon Series 1997A
        07-01-19                                            5.95               16,260,000(e)          5,428,726
 State Higher Education Facilities Authority College
    Refunding Revenue Bonds
    Gonzaga University
    Series 1998 (MBIA Insured)
        04-01-17                                            5.00                  5,000,000           4,915,800
 State Housing Finance Commission
    Refunding Revenue Bonds Horizon House
    Series 1995A (Asset Guaranty)
        07-01-17                                            6.00                  3,700,000           3,906,793
        07-01-27                                           6.125                  3,850,000           4,086,159
 State Public Power Supply System Nuclear Project  1
    Electric Refunding Revenue Bonds Series 1998A
        07-01-17                                           5.125                  7,455,000           7,351,972
 Total                                                                                              172,829,990


 West Virginia (1.2%)
 Kanawha County Pollution Control
    Revenue Bonds Union Carbide Series 1984
        08-01-04                                            7.35                  3,000,000           3,447,870
 Mason County Pollution Control Refunding Revenue Bonds
    Appalachian Power Series 1992J
        10-01-22                                            6.60                 25,000,000          26,954,500
 Pea Ridge Public Service District Sewer
    Refunding Revenue Bonds Series 1990
        05-01-20                                            9.25                  2,540,000           2,852,903
 Putnam County Pollution Control Revenue Bonds
    Appalachian Power Series C
        07-01-19                                            6.60                 10,600,000          11,369,560
 School Building Authority Capital Improvement
    Revenue Bonds Series 1991A
        07-01-21                                            6.00                 20,785,000          21,692,057
 South Charleston Pollution Control Refunding
    Revenue Bonds Union Carbide Series 1985
        08-01-05                                           7.625                  3,000,000           3,518,400
 Total                                                                                               69,835,290

 Wisconsin (0.6%)
 Health & Education Facilities Authority
    Revenue Bonds St. Clare Hospital
        02-15-22                                           7.00%                $12,115,000         $13,092,681
 Health Facilities Authority Refunding Revenue Bonds
    Villa Clement Series 1986
        06-01-12                                            8.75                  4,311,000           4,322,553
 Madison Industrial Development
    Refunding Revenue Bonds Madison Gas & Electric
    Series 1992B
        10-01-27                                            6.70                 19,300,000          21,025,613
 Total                                                                                               38,440,847


 Wyoming (0.2%)
 Natrona County Hospital Revenue Bonds
    Wyoming Medical Center
        09-15-10                                           8.125                  6,500,000           7,203,690
 State Farm Loan Board Capital Facilities
    Revenue Bonds Series 1994
        04-01-24                                            6.10                  5,000,000           5,376,850
 Total                                                                                               12,580,540


 Total municipal bonds
 (Cost: $5,176,699,401)                                                                          $5,779,947,537







 Short-term securities (2.3%)
Issuer (c,g,i)                                Annualized                      Amount                   Value(a)
                                           yield on date                  payable at
                                             of purchase                   maturity
 Municipal notes
 Burke County Georgia Development Authority Pollution
      Control Revenue Bonds Georgia Power Plant Vogtle
         07-01-24                            3.95%                          $100,000                   $100,000
         09-01-26                             3.95                         1,200,000                  1,200,000
 California State Revenue Anticipation Notes Series 1997
         06-30-98                             3.63                        20,000,000                 20,020,295
 Carbon County Pollution Control Revenue Bonds
      Pacificorp V.R.
         11-01-24                             4.00                         2,300,000                  2,300,000
 City of Houston Tax & Revenue Anticipation Notes
      Series 1997
         06-30-98                             3.63                         3,600,000                  3,603,537
 Cohasset Revenue Bonds Minnesota Power
      Series A V.R.D.N.
         06-01-20                             4.00                         1,200,000                  1,200,000
 Delta County Economic Development Authority
      Mead Escanaba Paper V.R.
         12-01-13                             4.00                         1,900,000                  1,900,000
 Farmington Pollution Control Revenue Bonds
      Arizona Public Service Series B V.R.
         05-01-24                             3.95                         2,300,000                  2,300,000
         09-01-24                             3.95                         1,500,000                  1,500,000
 Hapeville Georgia Industrial Development Authority
      Hapeville Hotel V.R.
         11-01-15                             3.95                         7,900,000                  7,900,000
 Iowa Higher Education Authority Revenue Bonds
      Palmer Chiropractic
         04-01-27                             4.10                           825,000                    825,000
 Joliet Regional Port District Marine Terminal
      Revenue Bonds Exxon
         10-01-24                             4.00                         1,300,000                  1,300,000
 Kansas City Industrial Development Authority
      Hospital Refunding Revenue Bonds Series 1985
         10-15-14                             3.95                         1,100,000                  1,100,000
 Louisiana State Offshore Terminal Authority Deepwater Port
      Revenue Bonds Loop Incorporated V.R.
         09-01-08                             4.00                         1,400,000                  1,400,000
 Maricopa County Arizona Pollution Control Revenue Bonds
      Arizona Public Service
      Series 1994A V.R.
         05-01-29                             4.00                         1,900,000                  1,900,000
 Maricopa County Arizona  Pollution Control Revenue Bonds
      Arizona Public Service
      Series 1994F V.R.
         05-01-29                             4.00                         4,000,000                  4,000,000
 Maricopa County Arizona Pollution Control Revenue Bonds
      Series 1994C V.R.
         05-01-29                             3.95                         1,400,000                  1,400,000
 Maricopa County Arizona Public Service
      Bank of America V.R.
         05-01-29                             4.05                         1,700,000                  1,700,000
 Massachusetts State Health & Educational Facility
      Capital Assets Series 1985B V.R.
         01-01-35                             3.75                         2,900,000                  2,900,000
 Massachusetts State Health & Educational Facility
      Capital Assets V.R.
         01-01-35                             3.95                         4,700,000                  4,700,000
 Massachusetts State Health & Educational Facility
      Series 1985B V.R.
         07-01-05                             3.80                           400,000                    400,000
 McIntosh Alabama Industrial Development Pollution
      Control Revenue Bonds Ciba Geigy
         07-01-04                             4.00                           700,000                    700,000
 Minneapolis St. Paul Minnesota Housing & Redevelopment
      Health Care Children's Hospital Series 1995B V.R.
         08-15-25                             4.05                           510,000                    510,000
 Missouri State Health & Education
      Washington University Series 1996B V.R.
         09-01-30                             4.10                         1,300,000                  1,300,000
 Monroe County Georgia Development Authority
      Pollution Control Revenue Bonds V.R.
         07-01-25                             3.95                         1,000,000                  1,000,000
 New York City General Obligation Bonds
      Series 1995B V.R.
         08-15-23                             4.00                         5,500,000                  5,500,000
 New York City General Obligation Bonds V.R.
         10-01-22                             4.00                           750,000                    750,000
 New York City Municipal Water Finance Authority
      Water & Sewer System Revenue Bonds Series A
         06-15-25                             4.00                        17,650,000                 17,650,000
 New York City Revenue Anticipation Nts Series 1997A
         06-30-98                             3.63                         4,000,000                  4,004,168
 New York City Transit Finance Authority
      Series C V.R.
         05-01-28                             3.95                         5,400,000                  5,400,000
 New York City Water Finance Authority Water & Sewer
      Systems  Revenue Bonds Series 1995A V.R.
         06-15-25                             4.00                           300,000                    300,000
 New York State Energy Research & Development
      Pollution Control Revenue Bonds Niagara Mohawk
      Series 1987A V.R.
         03-01-27                             3.95                           300,000                    300,000
 Pennsylvania State Higher Education Facilities Authority
      Revenue Bonds Carnegie Mellon University
      Series 1995C V.R.
         11-01-29                             4.00                         5,300,000                  5,300,000
 Philadelphia Hospital Revenue Bonds
      Childrens Hospital Series A V.R.
         03-01-27                             4.00                         1,600,000                  1,600,000
 Port Arthur Navigation District of Jefferson Texas
      Pollution Control Revenue Bonds Texaco V.R.
         10-01-24                             4.10                           600,000                    600,000
 Putnam County Georgia Development Authority
      Pollution Control Revenue Bonds Georgia Power
      Company Branch V.R.
         04-01-32                             4.00                           200,000                    200,000
 Regents of the University of Michigan Hospital
      Revenue Bonds Series 1995A V.R.
         12-01-27                             4.00                         3,500,000                  3,500,000
 Royal Oak Michigan William Beaumont Hospitals
      Series 1997L V.R.
         01-01-27                             4.00                         3,100,000                  3,100,000
 Southwestern Illinois Development Shell Oil
      Wood River Series 1992 V.R. A.M.T.
         04-01-22                             4.15                           500,000                    500,000
 Syracuse New York Industrial Development Agency Civic
      Facilities Revenue Bonds Multi-model
      Syracuse University V.R.
         03-01-23                             3.95                         3,000,000                  3,000,000
 Tempe Arizona Excise Tax Revenue Obligation Bonds
      Series 1998 V.R.D.B.
         07-01-23                             4.00                         5,200,000                  5,200,000
 Washington Health Care Facilities Authority
      Sisters of Providence Series 1985B V.R.D.B.
         10-01-05                             3.95                         3,700,000                  3,700,000
 Washington Health Care Facilities Authority
      Sisters of Providence Series 1985D V.R.D.N.
         10-01-05                             3.95                         2,000,000                  2,000,000
 Uinta County Wyoming Pollution Control
      Revenue Bonds Chevron Series 1993 V.R.
         08-15-20                             3.95                         1,700,000                  1,700,000
 University of Michigan Hospital Refunding
      Revenue Bonds Series 1995A V.R.
         12-01-27                             4.00                           500,000                    500,000
 Valdez Alaska Marine Terminal Revenue Bonds
      Exxon Pipeline Company Series 1985 V.R.
         10-01-25                             4.00                         2,400,000                  2,400,000
 Valdez Alaska Marine Terminal Revenue Bonds
      Exxon Pipeline Company Series 1993A V.R.
         12-01-33                             4.00                         4,200,000                  4,200,000
 Valdez Alaska Marine Terminal Revenue Bonds
      Exxon Pipeline Company Series A V.R.
         10-01-25                             4.00                         1,900,000                  1,900,000


 Total short-term securities
 (Cost: $140,453,234)                                                                              $140,463,000


 Total investments in securities
 (Cost: $5,317,152,635)(m)                                                                       $5,920,410,537



      See accompanying notes to investments in securities.




 Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Investments in bonds, by rating category as a percentage of total bonds, are as follows:

                                                    (Unaudited)
Rating                                    5-31-98               11-30-97

AAA                                         36%                    30%
AA                                           4                      5
A                                           13                     15
BBB                                         26                     28
BB and below                                20                     22
Non-rated                                    1                     --

Total                                      100%                   100%


(c) The following abbreviations are used in portfolio descriptions to identify the insurer of the issue:

AMBAC  --  American  Municipal  Bond  Association Corporation
BIG    --  Bond Investors  Guarantee
CGIC   --  Capital Guaranty  Insurance Company
FGIC   --  Financial Guarantee Insurance Corporation
FHA    --  Federal Housing Authority
FNMA   --  Federal  National  Mortgage  Association
FSA    --  Financial Security  Assurance
GNMA   --  Government  National  Mortgage  Association
MBIA   --  Municipal Bond Investors Assurance

(d) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in market short-term rates. Interest rate disclosed is the rate in effect on May 31, 1998. Inverse floaters in the aggregate represent 5.4% of the Fund's net assets as of May 31, 1998.

(e) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(f) For those zero coupon bonds that become coupon paying at a future date, the interest rate disclosed represents the annualized effective yield from the date of acquisition to interest reset date disclosed.

(g) The Portfolio is entitled to receive principal amount from issuer or corporate guarantor, if indicated in parentheses, after a day or a week's notice. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rates shown are the effective rates on May 31, 1998.

(h) Partially pledged as initial deposit on the following open interest rate futures contracts (see Note 4 to the financial statements):

Type of security                          Notional amount

Purchase contracts
Municipal Bonds June 1998                        $200,000

(i) The following abbreviation is used in the portfolio descriptions:

A.M.T.    --   Alternative Minimum Tax-- As of May 31, 1998, the value of securities subject to alternative minimum tax represented 16.0%
               of net assets.
B.A.N. .  --   Bond Anticipation Note
C.P.      --   Commercial Paper
R.A.N. .  --   Revenue Anticipation Note
T.A.N. .  --   Tax Anticipation Note
T.R.A.N.  --   Tax & Revenue Anticipation Note
V.R.      --   Variable Rate
V.R.D.B.  --   Variable Rate Demand Bond
V.R.D.N.  --   Variable Rate Demand Note

(j) Interest rate varies to reflect current market conditions; rate shown is the effective rate on May 31, 1998.

(k) At May 31, 1998, the cost of securities purchased, including interest purchased, on a when-issued basis was $9,625,349.

(l) Non-income producing. Items identified are in default as to payment of interest and/or principal.

(m) At May 31, 1998, the cost of securities for federal income tax purposes was approximately $5,317,153,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:




Unrealized appreciation ............................$628,409,000
Unrealized depreciation .............................(25,151,000)
Net unrealized appreciation ........................$603,258,000

          Board members and officers

                 Independent board members and officers

Chairman         William  R.  Pearce*
of the board     Chairman of the board,  Board  Services  Corporation  (provides administrative services to boards including the boards of the IDS and IDSLife funds and Master Trust portfolios).

                 H.  Brewster  Atwater,  Jr.
                 Former chairman and chief executive officer, General Mills, Inc.

                 Lynne  V.  Cheney
                 Distinguished fellow, American Enterprise Institute for Public Policy Research.

                 Heinz F. Hutter
                 Former president and chief operating officer, Cargill, Inc.

                 Anne P. Jones
                 Attorney and telecommunications consultant.

                 Alan K. Simpson
                 Former United States senator for Wyoming.

                 Edson W. Spencer
                 Former chairman and chief executive officer, Honeywell, Inc.

                 Wheelock Whitney
                 Chairman, Whitney Management Company.

                 C. Angus Wurtele
                 Chairman of the board, The Valspar Corporation.

                 Officer

Vice president,  Leslie L. Ogg*
general counsel  President,  treasurer and corporate secretary of Board Services
and secretary    Corporation.


                 Board members and officers associated with AEFC

President        John R. Thomas*
                 Senior vice president, AEFC.

                 William  H.  Dudley*
                 Senior  advisor  to the  chief  executive officer, AEFC.

                 David R. Hubers*
                 President and chief executive officer, AEFC.


                 Officers associated with AEFC

Vice president   Peter J. Anderson*
                 Senior vice  president,  AEFC

Vice president   Frederick C. Quirsfeld*
                 Vice president, AEFC

Treasurer        Matthew N. Karstetter*
                 Vice president, AEFC

* Interested person as defined by the Investment Company Act of 1940.

IDS mutual funds

Global/International funds

Funds in this group seek capital growth and/or income by investing primarily in foreign securities. Foreign investments may be subject to currency fluctuations and political and economic risks of the countries in which the investments are made. They are high risk mutual funds with a potential for high reward.

IDS Emerging Markets Fund

Invests in a Portfolio comprised primarily of stocks of companies in developing countries throughout the world that are believed to offer growth potential. Seeks to provide long-term growth of capital.

(icon of) world with countries

IDS Global Growth Fund

Invests in a Portfolio comprised primarily of stocks of companies throughout the world that are positioned to meet market needs in a changing world economy. These companies offer above-average potential for long-term growth.

(icon of) world

IDS International Fund

Invests primarily in common stocks of foreign companies that offer potential for superior growth. The Fund may invest up to 20% of its assets in the U.S. market.

(icon of) three flags

IDS Global Balanced Fund

Invests in stocks and bonds in, for the most part, major markets throughout the world, including the U.S. Seeks to provide a balance of growth of capital and current income.

(icon of) scale of globes

IDS Global Bond Fund

Invests in a Portfolio comprised primarily of debt securities of U.S. and foreign issuers to seek high total return through income and growth of capital.

(icon of) globe

Growth funds

Funds in this group seek capital growth, primarily from common stocks. They are high risk mutual funds with a potential for high reward.

IDS Precious Metals Fund

Invests primarily in the securities of foreign or domestic companies that explore for, mine and process or distribute gold and other precious metals. A highly aggressive and speculative fund that seeks long-term growth of capital.

(icon of) cart of precious gems

IDS Discovery Fund

Invests in small- and medium-size, growth-oriented companies emphasizing technological innovation and productivity enhancement. Buys and holds larger growth-oriented stocks.

(icon of) ship

IDS Small Company Index Fund

Invests in all or a representative group of the equity securities comprising the S&P SmallCap 600 Index, as it strives to provide long-term capital appreciation.

(icon of) building

IDS Strategy Aggressive Fund

Invests primarily in common stocks of companies that are selected for their potential for above-average growth. Above-average means that their growth potential is better, in the opinion of the portfolio's investment manager, than the Standard & Poor's Corporation (S&P) 500 Stock Index.

(icon of) chess piece

IDS Research Opportunities Fund

Invests in a Portfolio comprised primarily of equity securities of companies included in the S&P 500 Index that are believed to have strong growth potential. The Portfolio is managed using a research methodology by the Research Department of AEFC. Goal is long-term appreciation.

(icon of) magnifying glass

IDS Growth Fund

Invests in a Portfolio comprised primarily of companies that have above-average potential for long-term growth as a result of new management, marketing opportunities or technological superiority.

(icon of) trees

IDS New Dimensions Fund

Invests in a Portfolio comprised primarily of companies with significant growth potential due to superiority in technology, marketing or management. The Fund frequently changes its industry mix.

(icon of) dimension

IDS Progressive Fund

Invests primarily in undervalued common stocks. The Fund holds stocks for the long term with the goal of capital growth.

(icon of) shooting star

Growth & income funds

These funds focus on securities of medium to large, well-established companies that offer long-term growth of capital and reasonable income from dividends and interest. Foreign investments may be subject to currency fluctuations and political and economic risks of the countries in which the investments are made.


IDS Equity Select Fund

Invests primarily in a combination of moderate growth stocks, higher-yielding equities and bonds. Seeks growth of capital and income.

(icon of) three pine trees

IDS Blue Chip Advantage Fund

Invests in selected stocks from a major market index. Securities purchased are those recommended by our research analysts as the best from each industry represented on the index. Offers potential for long-term growth as well as dividend income.

(icon of) ribbon

IDS Managed Allocation Fund

Invests in a Portfolio comprised primarily of U.S. equity securities, U.S. and foreign debt securities, foreign equity securities and money market instruments. The Fund provides diversification among these major investment categories and has a target mix that represents the way the Fund's investments will be allocated over the long term. Seeks maximum total return.

(icon of) gyroscope

IDS Stock Fund

Invests in a Portfolio comprised primarily of common stock of companies representing many sectors of the economy. Seeks current income and growth of capital.

(icon of) building with columns

IDS Equity Value Fund

Invests primarily in undervalued common stocks that offer potential for growth of capital and income.

(icon of) three growing flowers

IDS Utilities Income Fund

Invests primarily in the stocks of public utility companies to seek high current income and growth of income and capital with reduced volatility.

(icon of) light bulb

IDS Diversified Equity Income Fund

Invests in a Portfolio comprised primarily in high-yielding common stocks to seek high current income and, secondarily, to benefit from the growth potential offered by stock investments.

(icon of) two puzzle pieces

IDS Mutual

Invests in a Portfolio which seeks to balance between common stocks and senior securities (preferred stocks and bonds). Seeks a balance of growth of capital and current income.

(icon of) scale of justice

Income funds

The funds in this group invest their assets primarily in corporate bonds or government securities to seek interest income. Secondary objective is capital growth. Risk varies by bond quality.

IDS Extra Income Fund

Invests in a Portfolio comprised mainly of long-term, high-yielding corporate fixed-income securities in the lower rated, higher risk bond categories to seek high current income. Secondary objective is capital growth.

(icon of) two coins

IDS Bond Fund

Invests mainly in corporate bonds, at least 50% in the higher rated, lower risk bond categories, or the equivalent, and in government bonds.

(icon of) Greek column

IDS Selective Fund

Invests in a Portfolio comprised primarily of high-quality corporate bonds and other highly rated debt instruments including government securities and short-term investments. Seeks current income and preservation of capital.

(icon of) skyline

IDS Federal Income Fund

Invests in a Portfolio comprised primarily of securities issued or guaranteed as to the timely payment of principal and interest by the U.S. government, its agencies and instrumentalities. Seeks a high level of current income and safety of principal consistent with its type of investments.

(icon of) shield with eagle head

Tax-exempt income funds

These funds provide tax-free income by investing in municipal bonds. The income is generally free from federal income tax, but a portion of the income may be subject to state and local taxes. Risk varies by bond quality.

IDS Tax-Exempt Bond Fund

Invests mainly in bonds and notes of state or local government units, with at least 75% in the four highest rated, lowest risk bond categories.

(icon of) shield with Greek column

IDS Insured Tax-Exempt Fund

Invests primarily in municipal securities that are insured as to the timely payment of principal and interest. The insurance feature minimizes credit risk of the Fund but does not guarantee the market value of the Fund's shares.

(icon of) shield with star

IDS State Tax-Exempt Funds
(CA, MA, MI, MN, NY, OH)

Invests primarily in high- and medium-grade municipal securities to provide income to residents of each respective state that is exempt from federal, state and local income taxes. (New York is the only state that is exempt at the local level.)

(icon of) shield with U.S. enclosed

IDS High Yield Tax-Exempt Fund

Invests in a Portfolio comprised primarily of medium- and lower-quality municipal bonds and notes. Lower-quality securities generally involve greater risk of principal and income.

(icon of) shield with basket of apples enclosed

IDS Intermediate Tax-Exempt Fund

Invests in mainly investment-grade bonds and other debt securities with intermediate-term maturities issued by state and local government units. Goal is to seek a high level of current income exempt from federal taxes.

(icon of) shield with tree enclosed



Money market funds

These money market funds have three main goals: conservation of capital, constant liquidity and the highest possible current income consistent with these objectives. An investment in these funds is neither insured nor guaranteed by the U.S. government, and there can be no assurance that these funds will be able to maintain a stable net asset value of $1.00 per share. Very limited risk.

IDS Cash Management Fund

Invests in such money market securities as high quality commercial paper, bankers' acceptances, certificates of deposit (CDs) and other bank securities.

(icon of) piggy bank

IDS Tax-Free Money Fund

Invests primarily in short-term bonds and notes issued by state and local governments to seek high current income exempt from federal income taxes.

(icon of) shield with piggy bank enclosed

For more complete information about any of these funds, including charges and expenses, you can obtain a prospectus by contacting your financial advisor or writing to American Express Shareholder Service, P.O. Box 534, Minneapolis, MN 55440-0534. Read it carefully before you invest or send money.

Quick telephone reference

American Express            Redemptions and exchanges,       National/Minnesota
Financial Advisors          dividend payments or                   800-437-3133
Telephone Transaction       reinvestments and automatic
Service                     payment arrangements           Mpls./St. Paul area:
                                                                       671-3800



TTY Service                 For the hearing impaired               800-846-4852




American Express            Automated account information          800-862-7919
Financial Advisors          (TouchTone(R) phones only),
Easy Access Line            including current fund prices
                            and performance, account values
                            and recent account transactions



AMERICAN EXPRESS Financial Advisors


IDS High Yield Tax-Exempt Fund
IDS Tower 10
Minneapolis, MN 55440-0010